                                 [COVER IMAGE]

                                      AIM
                               EQUITY FUNDS, INC.
                             INSTITUTIONAL CLASSES
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                              AIM WEINGARTEN FUND

[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                  APRIL 30,1999

                    TABLE OF CONTENTS

                    AIM CHARTER FUND                        2-14

                    AIM CONSTELLATION FUND                 15-29

                    AIM WEINGARTEN FUND                    30-43



                    MUTUAL FUNDS, ANNUITIES AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
    [PHOTO OF       many of your minds may be, "How will the year 2000 computer
   Charles T.       issue affect AIM and my investments?" We would like you to
     Bauer,         feel comfortable.
  Chairman of           During March and April, AIM participated in an
  the Board of      industrywide test that gave us a chance to see how our
    THE FUND        technology systems might be affected by the changeover to
  APPEARS HERE]     the year 2000 (Y2K). Everything went as well as we had
                    hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
                    electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

TEST RESULTS EXCELLENT
During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. During 1998, we made substantial progress on our preparations. We are now in the final phases of the project, continually testing internal applications and our interfaces with outside parties. On the investment side, our portfolio management staff is evaluating the Y2K preparedness of the companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if there are unexpected problems. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance during the six months ended April 30, 1999. If you have any questions or comments, please contact our Client Services department at 800-659-1005.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


 PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED
                     AIM'S YEAR 2000 READINESS DISCLOSURE.





                     -------------------------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                     -------------------------------------

AIM CHARTER FUND

For shareholders who seek growth and income by investing primarily in stocks of large-cap, well-run companies with a history of stable and improving earnings and generally increasing dividend payouts.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Charter Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Growth & Income Funds Index represents an average of the performance of the 30 largest growth-and-income mutual funds.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
            OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD
                        LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                                AIM CHARTER FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM CHARTER FUND BEATS S&P 500

THE STOCK MARKET SEEMS TO HAVE DONE VERY WELL OVER THE PAST SIX MONTHS. HOW DID THE AIM CHARTER FUND PERFORM?
The fund's Institutional Class shares turned in an outstanding performance for the period ending April 30, 1999. The fund gained 27.89%, beating the performance of the S&P 500, which reported a 22.31% return. It also outperformed its peer group represented by the Lipper Growth & Income Funds Index, which gained 17.85%. Net assets climbed from $43.8 million to $59 million over the six-month reporting period.

WHAT WERE MARKET CONDITIONS LIKE OVER THE REPORTING PERIOD?
In late 1998, the Federal Reserve Board lowered interest rates and spurred a market rally. That rally continued through 1999, but not all stocks participated. The Dow Jones Industrial Average crossed the 10,000 threshold during the reporting period, but its performance reflected the strength of a small number of major American corporations. The rest of the market did not perform as well as leading large-company stocks. In April, the market broadened as earnings improved across a wider spectrum of companies.

================================================================================
GROWTH OF NET ASSETS
--------------------------------------------------------------------------------
10/31/98             $43.8 million

4/30/99              $59 million
================================================================================

WHAT CONTRIBUTED TO THE STRONG PERFORMANCE OF THE FUND?
The fund invests in large, brand-name companies in a market where size matters. These big companies have large research and development budgets to develop new products, economies of scale to reduce costs, and access to global markets to sell products. In response to the narrowness of the market over the past six months, we reduced the number of holdings in the fund from 145 to 94.

WHAT WERE THE TOP SECTORS FOR THE FUND?
Our main sectors are technology, health care and financial stocks, where companies continue to show strong earnings growth. Technology now makes up 27.9% of the portfolio, up from 21% at the end of the fiscal year.

WHY IS TYCO YOUR LARGEST HOLDING?
We like Tyco because it is a diversified corporation with leading positions in a wide array of businesses. The company has four divisions, and each exhibits strength and stability -- health-care products, fire and security systems, flow-control technology (pipes, pipe fittings and tubing) and electrical components. Some of the products made by its subsidiaries include Curity bandages, fire extinguishers, and undersea fiber-optic cable.
    The Bermuda-based company has grown through acquisitions, buying nearly 100 companies and growing its earnings 26% over the past six years. Its most recent acquisitions include an $11 billion purchase of AMP, an electronics equipment maker, and a $3.27 billion deal for Raychem, a telecommunications cable company.
    Tyco embodies much of what we look for in a growth stock: leading market-share positions in leading growth industries both in the United States and in international markets, which recently have begun to show signs of improving growth prospects.

DOES THE FUND OWN ANY INTERNET STOCKS?
Yes. The leading Internet holding for AIM Charter Fund is America Online. The No. 1 online Internet service provider has about 17 million subscribers worldwide and recently announced quarterly earnings that beat Wall Street estimates. The company successfully closed its $10.2 billion acquisition of Netscape, a major Internet browser system.
    The fund also participated in a large convertible bond offering for Amazon.com, an online bookseller. Although Amazon.com has yet to make a profit, the company's revenue has risen 236% in the most recent quarter. Amazon.com has expanded its niche to offer music, videos, gifts and auctions online.
    Many of the fund's Internet investments aren't involved with online access or e-commerce. A major Internet player is MCI WorldCom, the world's second-largest long-distance company. In its most recent quarterly report, MCI WorldCom's sales from its Internet business jumped 60%, while its voice lines grew by 7%.
    Another of our core holdings, Microsoft, is a key Internet player. In a deal announced shortly after the close of the reporting period, Microsoft is investing $5 billion for a small stake in AT&T. With its set-top boxes, AT&T will offer digital

                     -------------------------------------

                         TYCO EMBODIES MUCH OF WHAT WE

                      LOOK FOR IN A GROWTH STOCK: LEADING

                       MARKET-SHARE POSITIONS IN LEADING

                      GROWTH INDUSTRIES BOTH IN THE UNITED

                      STATES AND IN INTERNATIONAL MARKETS,

                       WHICH RECENTLY HAVE BEGUN TO SHOW

                      SIGNS OF IMPROVING GROWTH PROSPECTS.

                     -------------------------------------


                                AIM CHARTER FUND

PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets

TOTAL NUMBER OF HOLDINGS:    94

====================================================================================================================================
TOP 10 HOLDINGS                                  TOP 10 INDUSTRIES                                PERCENTAGE OF HOLDINGS
------------------------------------------------------------------------------------------------------------------------------------
 1. Tyco International Ltd.               5.42%  1. Computer (Software & Services)         9.16%  Common Stock                88.15%
 2. Microsoft Corp.                       3.62   2. Manufacturing (Diversified)            6.18   Convertible Bonds            4.64
 3. MCI/Worldcom, Inc.                    2.86   3. Financial (Diversified)                6.00   Convertible Preferred Stock  2.56
 4. America Online Inc.                   2.86   4. Health Care (Diversified)              5.88   Cash & Cash Equivalents      4.19
 5. Chase Manhattan Corp. (The)           2.76   5. Computers (Hardware)                   5.54   U.S. Government Bonds        0.89
 6. American International Group Inc.     2.70   6. Telecommunications (Long Distance)     5.49
 7. International Business Machines Corp. 2.48   7. Retail (General Merchandise)           4.53
 8. General Electric Co.                  2.35   8. Health Care (Drugs -Major              4.36
                                                     Pharmaceuticals)
 9. Cisco Systems Inc.                    2.11   9. Communications Equipment               3.82
10. Wal-Mart Stores Inc.                  2.05  10. Computers (Networking)                 3.12

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
====================================================================================================================================

cable services using the Microsoft Windows operating system. Microsoft has cut other deals to steer telecommunications business its way. As cable and phone companies build networks to provide voice, video and data over the same pipeline, Microsoft hopes to attract more users for its multimedia communications software.

WHAT TYPE OF HEALTH-CARE COMPANIES DO YOU FAVOR?
The fund's health-care holdings make up about 14% of the portfolio and are split between diversified health-care companies such as Bristol-Myers Squibb and major pharmaceuticals such as Pfizer. Our investment in this sector has been driven by long-term demographic trends. The population is aging and requires more health care. Worldwide drug sales are rising at a rate of 8% to 10% a year.
    We're seeing a continuation of the "size matters" theme with major drug companies. Bringing a new drug to market can cost about $1 billion, so major pharmaceuticals such as Pfizer have a clear advantage over their smaller competitors.

WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
Strong economic growth in the United States continues to buoy the stock market. The main question is interest rates. Inflation rose unexpectedly in April, prompting the Fed to shift to a bias of raising interest rates at its May meeting. If the Fed actually does tighten monetary policy, it could have a negative effect on stock performance.
    We believe earnings will continue to drive the market. The fund's investment discipline can benefit shareholders in this type of environment, and we're confident that the fund is well-positioned to continue its strong performance.

================================================================================
AIM CHARTER FUND vs. INDEXES

SIX-MONTH TOTAL RETURNS AS OF 4/30/99

Institutional Class shares     27.89%

S&P 500                        22.31%

Lipper Growth & Income         17.85%
================================================================================


================================================================================
AVERAGE ANNUAL TOTAL RETURNS

AS OF 4/30/99


Inception (7/30/91)             17.45%

  5 years                       23.19

  1 year                        25.03

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================



                                AIM CHARTER FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-88.15%

AUTOMOBILES-1.38%

Ford Motor Co.                       1,450,000   $   92,709,375
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.36%

BankBoston Corp.                       500,000       24,500,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.76%

Chase Manhattan Corp. (The)          2,250,000      186,187,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.37%

Broadcast.com, Inc.(a)                 250,000       32,062,500
---------------------------------------------------------------
Comcast Corp.-Class A                  500,000       32,843,750
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                   1,000,000       27,687,500
---------------------------------------------------------------
                                                     92,593,750
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.51%

Monsanto Co.                         2,250,000      101,812,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.82%

Corning Inc.                           800,000       45,800,000
---------------------------------------------------------------
Lucent Technologies, Inc.              700,000       42,087,500
---------------------------------------------------------------
Motorola, Inc.                         850,000       68,106,250
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR             900,000       66,768,750
---------------------------------------------------------------
QUALCOMM, Inc.(a)                      175,000       35,000,000
---------------------------------------------------------------
                                                    257,762,500
---------------------------------------------------------------

COMPUTERS (HARDWARE)-5.21%

Dell Computer Corp.(a)               2,000,000       82,375,000
---------------------------------------------------------------
International Business Machines
  Corp.                                800,000      167,350,000
---------------------------------------------------------------
Sun Microsystems, Inc.(a)            1,700,000      101,681,250
---------------------------------------------------------------
                                                    351,406,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-3.12%

Ascend Communications, Inc.(a)         700,000       67,637,500
---------------------------------------------------------------
Cisco Systems, Inc.(a)               1,250,000      142,578,125
---------------------------------------------------------------
                                                    210,215,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.75%

EMC Corp.(a)                           800,000       87,150,034
---------------------------------------------------------------
Lexmark International Group, Inc.(a)   250,000       30,875,000
---------------------------------------------------------------
                                                    118,025,034
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-8.81%

America Online, Inc.(a)              1,350,000      192,712,500
---------------------------------------------------------------
GeoCities(a)                            53,100        6,186,150
---------------------------------------------------------------
Microsoft Corp.(a)                   3,000,000      243,937,500
---------------------------------------------------------------
Novell, Inc.(a)                      5,387,100      119,862,975
---------------------------------------------------------------
Unisys Corp.(a)                      1,000,000       31,437,500
---------------------------------------------------------------
                                                    594,136,625
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CONSUMER FINANCE-0.86%

Providian Financial Corp.              450,000   $   58,078,125
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.53%

Cardinal Health, Inc.                  600,000       35,887,500
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.35%

General Electric Co.                 1,500,000      158,250,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.11%

Linear Technology Corp.                600,000       34,125,000
---------------------------------------------------------------
Texas Instruments, Inc.                400,000       40,850,000
---------------------------------------------------------------
                                                     74,975,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.08%

Applied Materials, Inc.(a)             700,000       37,537,500
---------------------------------------------------------------
Teradyne, Inc.(a)                      750,000       35,390,625
---------------------------------------------------------------
                                                     72,928,125
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-6.00%

American Express Co.                   800,000      104,550,000
---------------------------------------------------------------
Citigroup Inc.                       1,000,000       75,250,000
---------------------------------------------------------------
Fannie Mae                           1,400,000       99,312,500
---------------------------------------------------------------
Freddie Mac                          2,000,000      125,500,000
---------------------------------------------------------------
                                                    404,612,500
---------------------------------------------------------------

FOOTWEAR-0.17%

Nike, Inc.-Class B                     183,200       11,392,750
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-5.88%

Abbott Laboratories                  1,350,000       65,390,625
---------------------------------------------------------------
American Home Products Corp.         1,000,000       61,000,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.             1,500,000       95,343,750
---------------------------------------------------------------
Johnson & Johnson                      400,000       39,000,000
---------------------------------------------------------------
Warner-Lambert Co.                   2,000,000      135,875,000
---------------------------------------------------------------
                                                    396,609,375
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-4.36%

Lilly (Eli) & Co.                      700,000       51,537,500
---------------------------------------------------------------
Merck & Co., Inc.                      140,600        9,877,150
---------------------------------------------------------------
Pfizer, Inc.                         1,150,000      132,321,875
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.             1,356,000       75,936,000
---------------------------------------------------------------
Schering-Plough Corp.                  500,000       24,156,250
---------------------------------------------------------------
                                                    293,828,775
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.37%

Columbia/HCA Healthcare Corp.        1,000,000       24,687,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.86%

Guidant Corp.                        1,000,000       53,687,500
---------------------------------------------------------------

                                AIM CHARTER FUND                               5

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Medtronic, Inc.                      1,000,000   $   71,937,500
---------------------------------------------------------------
                                                    125,625,000
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.73%

Omnicare, Inc.                       2,037,900       49,036,969
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.41%

Maytag Corp.                           400,000       27,350,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.05%

Clorox Co.                             300,000       34,612,500
---------------------------------------------------------------
Colgate-Palmolive Co.                  350,000       35,853,125
---------------------------------------------------------------
                                                     70,465,625
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.70%

American International Group,
  Inc.                               1,550,000      182,028,125
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-2.84%

Merrill Lynch & Co., Inc.              600,000       50,362,500
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       650,000       64,471,875
---------------------------------------------------------------
Schwab (Charles) Corp.                 700,000       76,825,000
---------------------------------------------------------------
                                                    191,659,375
---------------------------------------------------------------

LODGING-HOTELS-0.49%

Carnival Corp.                         800,000       33,000,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-6.17%

Tyco International Ltd.              4,500,000      365,625,000
---------------------------------------------------------------
United Technologies Corp.              350,000       50,706,250
---------------------------------------------------------------
                                                    416,331,250
---------------------------------------------------------------

NATURAL GAS-0.56%

Enron Corp.                            500,000       37,625,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.98%

Halliburton Co.                        800,000       34,100,000
---------------------------------------------------------------
Schlumberger Ltd.                      500,000       31,937,500
---------------------------------------------------------------
                                                     66,037,500
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-1.55%

Mobil Corp.                          1,000,000      104,750,000
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.27%

Georgia Pacific Corp.                  200,000       18,500,000
---------------------------------------------------------------

PERSONAL CARE-0.58%

Gillette Co.                           750,000       39,140,626
---------------------------------------------------------------

RAILROADS-0.53%

Kansas City Southern Industries,
  Inc.                                 600,000       35,737,500
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.51%

Lowe's Companies, Inc.                 650,000       34,287,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DEPARTMENT STORES)-0.30%

Kohl's Corp.(a)                        300,000   $   19,931,250
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.26%

Walgreen Co.                           650,000       17,468,750
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.00%

Kroger Co.(a)                          600,000       32,587,500
---------------------------------------------------------------
Safeway, Inc.(a)                       650,000       35,059,375
---------------------------------------------------------------
                                                     67,646,875
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-4.52%

Costco Companies, Inc.(a)              400,000       32,375,000
---------------------------------------------------------------
Dayton Hudson Corp.                  2,000,000      134,625,000
---------------------------------------------------------------
Wal-Mart Stores, Inc.                3,000,000      138,000,000
---------------------------------------------------------------
                                                    305,000,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.17%

First Data Corp.                     1,200,000       50,925,000
---------------------------------------------------------------
Paychex, Inc.                          550,000       28,084,375
---------------------------------------------------------------
                                                     79,009,375
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.01%

AT&T Corp.                           1,000,000       50,500,000
---------------------------------------------------------------
Global TeleSystems Group, Inc.(a)      400,000       26,450,000
---------------------------------------------------------------
MCI WorldCom, Inc.(a)                2,350,000      193,140,625
---------------------------------------------------------------
                                                    270,090,625
---------------------------------------------------------------

TELEPHONE-1.04%

SBC Communications, Inc.             1,250,000       70,000,000
---------------------------------------------------------------

TOBACCO-1.82%

Philip Morris Companies, Inc.        3,500,000      122,718,750
---------------------------------------------------------------
    Total Common Stocks (Cost
      $4,088,054,762)                             5,944,038,904
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT
CONVERTIBLE CORPORATE BONDS &
  NOTES-4.64%

COMPUTERS (HARDWARE)-0.33%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03(b) (Acquired
  04/17/98-11/30/98; Cost
  $27,971,827)                    $ 28,300,000   $   22,074,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.34%

Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04       12,500,000       23,109,375
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.58%

Home Depot, Inc., Conv. Sub
  Notes, 3.25%, 10/01/01            15,000,000       39,037,500
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.90%

Amazon.com Inc., Conv. Sub.
  Deb., 4.75%, 02/01/09(b)
  (Acquired 01/29/99-04/29/99;
  Cost $110,132,690)               100,000,000      127,937,500
---------------------------------------------------------------

 6                              AIM CHARTER FUND

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-1.49%

Global TeleSystems Group, Inc.,
  Conv. Sr. Unsec. Sub. Notes,
  8.75%, 06/30/00(b) (Acquired
  02/05/98; Cost $13,002,080)     $ 10,000,000   $   33,287,500
---------------------------------------------------------------
Global TeleSystems Group, Inc.,
  Conv. Sr. Sub. Deb., 5.75%,
  07/01/10                          50,000,000       66,875,000
---------------------------------------------------------------
                                                    100,162,500
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds & Notes (Cost
      $240,831,428)                                 312,320,875
---------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS-2.56%

BROADCASTING (TELEVISION, RADIO & CABLE)-1.07%

Mediaone Group, Inc.-$2.25
  Series D Conv. Pfd.                  450,000       72,450,000
---------------------------------------------------------------

ENTERTAINMENT-1.49%

Reliant Energy, Inc.-$3.22 Conv.
  Pfd.                                 850,000      100,300,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $112,602,801)                    172,750,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. TREASURY NOTES-0.89%
  9.125%, 05/15/99 (Cost
    $61,726,172)                  $ 60,000,000   $   60,097,800
---------------------------------------------------------------

REPURCHASE AGREEMENTS-4.19%(c)

Chase Securities, Inc.
  4.94%, 05/03/99(d)                80,000,000       80,000,000
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.
  4.93%, 05/03/1999(e)             160,854,829      160,854,829
---------------------------------------------------------------
  4.94%, 05/03/1999(f)              41,510,885       41,510,885
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $282,365,714)                           282,365,714
---------------------------------------------------------------
TOTAL INVESTMENTS-100.43%                         6,771,573,293
---------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(0.43%)               (28,924,273)
---------------------------------------------------------------
NET ASSETS-100.00%                               $6,742,649,020
===============================================================

Notes to Schedule of Investments

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/99 was $183,299,000, which represented 2.72% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment. companies managed by the investment advisor for its affiliates.
(d) Joint repurchase agreement entered into 04/30/99 with a maturing value of $200,082,333. Collateralized by $204,362,012 U.S. Government obligations, 0% to 9.50% due 02/01/02 to 06/01/37 with an aggregate market value at 04/30/99 of $204,003,573.
(e) Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $657,973,000 U.S. Government obligations, 0% to 10.35% due 05/18/99 to 01/15/30 with an aggregate market value at 04/30/99 of $510,002,651.
(f) Joint repurchase agreement entered into 04/30/99 with a maturing value of $250,102,917. Collateralized by $249,736,152 U.S. Government obligations, 6.00% to 10.50% due 03/15/01 to 01/15/33 with an aggregate market value at 04/30/99 of $255,819,341.

Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

See Notes to Financial Statements.

                                AIM CHARTER FUND                               7

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $4,785,580,877)                             $6,771,573,293
------------------------------------------------------------
Cash                                                 380,972
------------------------------------------------------------
Receivables for:
  Investments sold                               132,982,122
------------------------------------------------------------
  Capital stock sold                              16,787,862
------------------------------------------------------------
  Dividends and interest                          11,006,924
------------------------------------------------------------
Investment for deferred compensation plan             69,365
------------------------------------------------------------
Other assets                                         232,138
------------------------------------------------------------
      Total assets                             6,933,032,676
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          173,299,670
------------------------------------------------------------
  Capital stock reacquired                         9,420,270
------------------------------------------------------------
  Deferred compensation                               69,365
------------------------------------------------------------
Accrued advisory fees                              3,408,501
------------------------------------------------------------
Accrued administrative services fees                  15,982
------------------------------------------------------------
Accrued directors' fees                               18,200
------------------------------------------------------------
Accrued distribution fees                          3,327,736
------------------------------------------------------------
Accrued transfer agent fees                          524,200
------------------------------------------------------------
Accrued operating expenses                           299,732
------------------------------------------------------------
      Total liabilities                          190,383,656
------------------------------------------------------------
Net assets applicable to shares outstanding   $6,742,649,020
------------------------------------------------------------

NET ASSETS:

Class A                                       $4,680,937,706
============================================================
Class B                                       $1,920,528,266
============================================================
Class C                                       $   82,155,706
============================================================
Institutional Class                           $   59,027,342
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    286,251,175
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    118,322,530
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      5,048,163
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,583,129
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        16.35
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.35 divided
    by 94.50%)                                $        17.30
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        16.23
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        16.27
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $        16.47
============================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $178,340 foreign
  withholding tax)                            $   27,691,770
------------------------------------------------------------
Interest                                          15,327,232
------------------------------------------------------------
      Total investment income                     43,019,002
------------------------------------------------------------
EXPENSES:
Advisory fees                                     18,998,755
------------------------------------------------------------
Administrative services fees                          92,412
------------------------------------------------------------
Custodian fees                                       163,248
------------------------------------------------------------
Directors' fees                                       29,205
------------------------------------------------------------
Distribution fees-Class A                          6,378,547
------------------------------------------------------------
Distribution fees-Class B                          8,400,680
------------------------------------------------------------
Distribution fees-Class C                            270,044
------------------------------------------------------------
Transfer agent fees-Class A                        2,336,290
------------------------------------------------------------
Transfer agent fees-Class B                        1,374,142
------------------------------------------------------------
Transfer agent fees-Class C                           50,623
------------------------------------------------------------
Transfer agent fees-Institutional Class                2,579
------------------------------------------------------------
Other                                                506,527
------------------------------------------------------------
      Total expenses                              38,603,052
------------------------------------------------------------
Less:   Fees waived by advisor                      (506,799)
------------------------------------------------------------
      Expenses paid indirectly                       (92,598)
------------------------------------------------------------
      Net expenses                                38,003,655
------------------------------------------------------------
Net investment income                         $    5,015,347
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          612,487,365
------------------------------------------------------------
  Foreign currencies                              (1,105,968)
------------------------------------------------------------
  Option contracts written                        (9,533,983)
------------------------------------------------------------
                                                 601,847,414
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                          820,803,380
------------------------------------------------------------
  Foreign currencies                                 (48,017)
------------------------------------------------------------
  Option contracts written                           388,911
------------------------------------------------------------
                                                 821,144,274
------------------------------------------------------------
  Net gain from investment securities,
    foreign currencies and option contracts    1,422,991,688
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $1,428,007,035
============================================================

See Notes to Financial Statements.

 8                              AIM CHARTER FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 AND THE YEAR ENDED OCTOBER 31, 1998 (UNAUDITED)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    5,015,347    $   37,825,223
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     601,847,414       206,268,933
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             821,144,274       254,914,824
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations     1,428,007,035       499,008,980
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (11,677,825)      (28,039,987)
----------------------------------------------------------------------------------------------
  Class B                                                           (536,374)       (3,013,337)
----------------------------------------------------------------------------------------------
  Class C                                                            (14,809)          (47,378)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (247,665)         (445,449)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (145,635,667)     (346,531,949)
----------------------------------------------------------------------------------------------
  Class B                                                        (56,570,251)     (108,856,197)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,569,913)         (819,962)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,712,180)       (3,989,466)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        116,760,777       235,195,827
----------------------------------------------------------------------------------------------
  Class B                                                        179,208,076       350,425,592
----------------------------------------------------------------------------------------------
  Class C                                                         34,445,580        32,069,085
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,905,802         3,464,509
----------------------------------------------------------------------------------------------
      Net increase in net assets                               1,545,362,586       628,420,268
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          5,197,286,434     4,568,866,166
----------------------------------------------------------------------------------------------
  End of period                                               $6,742,649,020    $5,197,286,434
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $4,157,224,204    $3,821,903,969
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,830,531         9,291,857
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    597,609,975       201,250,572
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,985,984,310     1,164,840,036
----------------------------------------------------------------------------------------------
                                                              $6,742,649,020    $5,197,286,434
==============================================================================================

See Notes to Financial Statements.

                                AIM CHARTER FUND                               9

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1999
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the last bid price based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
C. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

 10                             AIM CHARTER FUND

H. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
J. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has contractually agreed to waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is contractual and may not be terminated without approval of the Board of Directors. During the six months ended April 30, 1999, AIM waived fees of $506,799. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $92,412 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $2,259,697 with respect to the Class A, Class B, Class C and Institutional Class shares.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM

                                AIM CHARTER FUND                              11

Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $6,378,547, $8,400,680, and $270,044, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $898,342 from sales of Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $54,352 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the six months ended April 30, 1999, the Fund paid legal fees of $5,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $39,540 and $53,058, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $92,598 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $4,369,860,119 and $4,334,376,218, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                         $1,996,840,459
--------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (27,642,398)
--------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $1,969,198,061
==============================================================
Cost of investments for tax purposes is $4,802,375,232.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                       CALL OPTION CONTRACTS
                                     --------------------------
                                      NUMBER
                                        OF           PREMIUMS
                                     CONTRACTS       RECEIVED
                                     ---------     ------------
Beginning of Period                     31,202     $  8,091,351
---------------------------------------------------------------
Written                                 40,092       14,577,537
---------------------------------------------------------------
Closed                                 (54,607)     (18,452,622)
---------------------------------------------------------------
Exercised                              (14,921)      (4,076,635)
---------------------------------------------------------------
Expired                                 (1,766)        (139,631)
---------------------------------------------------------------
End of period                                0     $          0
===============================================================

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                             APRIL 30, 1999               OCTOBER 31, 1998
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   -----------   -------------
Sold
  Class A               29,915,028   $ 457,014,973    65,753,775   $ 868,543,898
--------------------------------------------------------------------------------
  Class B               16,636,975     254,772,037    32,991,364     431,938,545
--------------------------------------------------------------------------------
  Class C*               2,764,108      43,154,162     2,736,777      36,139,093
--------------------------------------------------------------------------------
  Institutional Class      367,416       5,788,239       568,334       7,594,968
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A               10,448,868     148,018,497    29,328,588     355,378,824
--------------------------------------------------------------------------------
  Class B                3,859,466      54,290,360     8,807,895     105,930,618
--------------------------------------------------------------------------------
  Class C*                 106,186       1,498,498        67,166         810,828
--------------------------------------------------------------------------------
  Institutional Class      133,502       1,911,399       351,483       4,295,496
--------------------------------------------------------------------------------
Reacquired:
  Class A              (32,368,241)   (488,272,693)  (75,327,509)   (988,726,895)
--------------------------------------------------------------------------------
  Class B               (8,550,619)   (129,854,321)  (14,417,738)   (187,443,571)
--------------------------------------------------------------------------------
  Class C*                (673,199)    (10,207,080)     (376,288)     (4,880,836)
--------------------------------------------------------------------------------
  Institutional Class     (182,932)     (2,793,836)     (636,014)     (8,425,955)
--------------------------------------------------------------------------------
                        22,456,558   $ 335,320,235    49,847,833   $ 621,155,013
================================================================================

* Class C commenced sales on August 4, 1997.

 12                             AIM CHARTER FUND

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998.

                                                                                               OCTOBER 31,
                                                              APRIL 30,    ---------------------------------------------------
                                                                1999        1998       1997       1996       1995       1994
                                                              ---------    -------    -------    -------    -------    -------
Net asset value, beginning of period                           $ 13.42     $ 13.48    $ 11.24    $ 10.66    $  8.93    $  9.48
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income                                         0.06        0.18       0.16       0.24       0.23       0.25
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
    Net gains (losses) on securities (both realized and
      unrealized)                                                 3.59        1.24       2.91       1.44       2.07      (0.44)
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
         Total from investment operations                         3.65        1.42       3.07       1.68       2.30      (0.19)
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                         (0.07)      (0.14)     (0.16)     (0.20)     (0.24)     (0.20)
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
    Distributions from net realized gains                        (0.53)      (1.34)     (0.67)     (0.90)     (0.33)     (0.16)
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
         Total distributions                                     (0.60)      (1.48)     (0.83)     (1.10)     (0.57)     (0.36)
------------------------------------------------------------   -------     -------    -------    -------    -------    -------
Net asset value, end of period                                 $ 16.47     $ 13.42    $ 13.48    $ 11.24    $ 10.66    $  8.93
============================================================   =======     =======    =======    =======    =======    =======
Total return                                                     27.89%      11.69%     29.05%     17.29%     27.45%     (2.02)%
============================================================   =======     =======    =======    =======    =======    =======
Net assets, end of period (000s omitted)                       $59,027     $43,815    $40,191    $29,591    $25,538    $21,840
============================================================   =======     =======    =======    =======    =======    =======
Ratio of expenses (exclusive of interest) to average net
  assets(a)                                                       0.65%(b)    0.66%      0.67%      0.69%      0.74%      0.73%
============================================================   =======     =======    =======    =======    =======    =======
Ratio of net investment income to average net assets(c)           0.78%(b)    1.37%      1.21%      2.24%      1.98%      2.76%
============================================================   =======     =======    =======    =======    =======    =======
Portfolio turnover rate                                             73%        154%       170%       164%       161%       126%
============================================================   =======     =======    =======    =======    =======    =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.67% (annualized), 0.67%, 0.68% and 0.70% for 1999-1996.

(b) Ratios are annualized and based on average net assets of $51,863,230.

(c) After fee waivers and/or expense reimbursements. Ratios of net investment income prior to fee waivers and/or expense reimbursements were 0.76% (annualized), 1.36%, 1.20% and 2.23% for 1999-1996.

(d) Averages computed on a daily basis.

                                AIM CHARTER FUND                              13

                                                            Directors & Officers

BOARD OF DIRECTORS                              OFFICERS                               OFFICE OF THE FUND
Charles T. Bauer                                Charles T. Bauer                       11 Greenway Plaza
Chairman                                        Chairman                               Suite 100
A I M Management Group Inc.                                                            Houston, TX 77046
                                                Robert H. Graham
Bruce L. Crockett                               President                              INVESTMENT ADVISOR
Director
ACE Limited;                                    Carol F. Relihan                       A I M Advisors, Inc.
Formerly Director, President, and               Senior Vice President and Secretary    11 Greenway Plaza
Chief Executive Officer                                                                Suite 100
COMSAT Corporation                              Gary T. Crum                           Houston, TX 77046
                                                Senior Vice President
Owen Daly II                                                                           SUB-ADVISOR
Director                                        Edgar M. Larsen
Cortland Trust Inc.                             Senior Vice President                  A I M Capital Management, Inc.
                                                                                       11 Greenway Plaza
Edward K. Dunn Jr.                              Dana R. Sutton                         Suite 100
Chairman, Mercantile Mortgage Corp.;            Vice President and Treasurer           Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and        Melville B. Cox                        TRANSFER AGENT
President, Mercantile Bankshares                Vice President
                                                                                       A I M Fund Services, Inc.
Jack Fields                                     Mary J. Benson                         P.O. Box 4739
Chief Executive Officer                         Assistant Vice President               Houston, TX 77210-4739
Texana Global, Inc.;                            and Assistant Treasurer
Formerly Member                                                                        CUSTODIAN
of the U.S. House of Representatives            Sheri Morris
                                                Assistant Vice President               State Street Bank and Trust Company
Carl Frischling                                 and Assistant Treasurer                225 Franklin Street
Partner                                                                                Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP           Renee A. Friedli
                                                Assistant Secretary                    COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer           P. Michelle Grace                      Ballard Spahr
A I M Management Group Inc.                     Assistant Secretary                    Andrews & Ingersoll, LLP
                                                                                       1735 Market Street
Prema Mathai-Davis                              Jeffrey H. Kupor                       Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.;    Assistant Secretary
Commissioner, New York City Dept. for the                                              COUNSEL TO THE DIRECTORS
Aging; and member of the Board of Directors,    Nancy L. Martin
Metropolitan Transportation Authority of        Assistant Secretary                    Kramer, Levin, Naftalis & Frankel LLP
New York State                                                                         919 Third Avenue
                                                Ofelia M. Mayo                         New York, NY 10022
Lewis F. Pennock                                Assistant Secretary
Attorney                                                                               DISTRIBUTOR
                                                Lisa A. Moss
Louis S. Sklar                                  Assistant Secretary                    Fund Management Company
Executive Vice President                                                               11 Greenway Plaza
Hines Interests                                 Kathleen J. Pflueger                   Suite 100
Limited Partnership                             Assistant Secretary                    Houston, TX 77002

                                                Samuel D. Sirko
                                                Assistant Secretary

                                                Stephen I. Winer
                                                Assistant Secretary

 14                             AIM CHARTER FUND

AIM CONSTELLATION FUND

For shareholders who seek growth of capital through investments principally in common stocks of medium- and small-sized companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Constellation Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Results shown assume the reinvestment of dividends.
o The Standard & Poor's MidCap 400 Index (S&P 400) is an unmanaged index comprising common stocks of approximately 400 midcapitalization companies.
o The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


         AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A
               RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.


    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



FUND'S SIX-MONTH RETURNS IMPRESSIVE

HOW DID AIM CONSTELLATION FUND PERFORM DURING THE SIX MONTHS ENDED APRIL 30,
1999?
The fund's Institutional Class produced an impressive 21.47%% cumulative total return, outpacing the 18.86% total return of the Standard & Poor's MidCap 400 Index during the same period. Net assets under management grew from $189.0 million to $212.2 million during the six-month reporting period.

WHAT WERE MARKETS LIKE DURING THE REPORTING PERIOD?
The six-month period started well, as midsize-company stocks benefited from rate cuts by the Federal Reserve Board last fall. Historically, midcapitalization stocks have done well when interest rates are falling.
    Early in 1999, the market environment was not so hospitable to midcap stocks. The technology sector in particular was badly bruised after turning in a sterling performance during 1998. Investors began to worry about a bubble developing, especially in high-flying Internet stocks--the ".com" universe. A sell-off in the technology area affected the fund because of our significant holdings in technology industries. But the markets rebounded when first-quarter 1999 earnings reports came in quite strong. For instance, portfolio holding EMC Corp., a maker of information storage and retrieval systems, reported a 51% rise in earnings for the first quarter of 1999, its eighth consecutive quarter of revenue and earnings growth in excess of 30%.

DID THE FUND REMAIN HEAVILY INVESTED IN TECHNOLOGY?
Yes. The tech sector represents more than a third of net assets. Because of our earnings-driven investment discipline, we did not participate in the huge run-up in Internet stocks during 1998. Many of these companies simply have no earnings to report. Our technology holdings tend to be the companies that make the Internet possible. An example is PMC-Sierra Inc., which develops semiconductor components for the broadband and high-bandwidth communications network industries.
    Some holdings that are very Internet and technology related aren't officially part of the technology sector. A good example is Charles Schwab, the discount broker that now has a huge presence in on-line trading. The rising value of Schwab stock made an important contribution to the fund's solid performance during the period covered by this report.

WERE THERE INDUSTRIES WHERE YOU REDUCED YOUR HOLDINGS?
Health care, which represented about 15% of holdings six months ago, was down to less than 10% by the close of the reporting period. The stocks of health-care service providers continue to perform poorly. Medicare reimbursement policy has eroded hospitals' earnings, and stiff competition is preventing HMOs from raising client fees.
    Nevertheless, there are opportunities in health care. Our largest holding as a percent of net assets is Guidant, maker of stents and other devices used in cardiac care. A company seems to need that kind of market niche to prosper in health care now.
    This is a sector where negative sentiment is taking down good stocks along with the bad. Omnicare, for example, dispenses drugs for nursing homes and provides computerized record keeping and third-party billing for patients in its clients' facilities. Its stock took a beating early in 1999 despite the fact that the company has an excellent long-term performance record and saw double-digit sales and earnings growth during 1998. We kept the stock in our portfolio despite market pressure on it because we are confident about its long-term growth potential.

WHERE ELSE DID YOU FIND OPPORTUNITIES?
Certain restaurant stocks have become attractive recently. There was serious overbuilding in the restaurant industry a few years back, but that seems to have stopped. Outback Steakhouse saw earnings grow 50% last year. We also own Brinker International, owner of the Chili's chain; Brinker's strong earnings growth met our investment criteria.
    A newcomer to our top 10 list is Omnicom Group, which operates advertising agencies worldwide; for first quarter 1999, both revenue and earnings rose 28% over first quarter 1998. Another new name

================================================================================
TOTAL RETURNS

Six months ended 4/30/99

Fund Institutional Class       21.47%

S&P 400                        18.86%
================================================================================



================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/99


Inception (7/30/91)          17.97%
  5 years                      17.70
  3 years                      12.93
  1 year                        7.01

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================

                     -------------------------------------

                          OUR TECHNOLOGY HOLDINGS TEND

                         TO BE THE COMPANIES THAT MAKE

                             THE INTERNET POSSIBLE.

                     -------------------------------------



                             AIM CONSTELLATION FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION



PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets

TOTAL NUMBER OF HOLDINGS:  232


================================================================================================================
TOP 10 HOLDINGS                                           TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------------
  1. Schwab (Charles) Corp.                 2.27%           1. Computers (Software & Services)             8.16%
  2. Ascend Communications, Inc.            1.55            2. Electronics (Semiconductors)                5.48
  3. Guidant Corp.                          1.37            3. Services (Data Processing)                  5.02
  4. Providian Financial Corp.              1.33            4. Communications Equipment                    4.67
  5. EMC Corp.                              1.31            5. Banks (Regional)                            3.17
  6. Nokia Oyj A.B.-Class A-ADR             1.28            6. Broadcasting (Television, Radio & Cable)    3.17
  7. Corning, Inc.                          1.26            7. Health Care (Medical Products & Supplies)   3.09
  8. Omnicom Group, Inc.                    1.25            8. Retail (Specialty)                          2.95
  9. Staples, Inc.                          1.24            9. Investment Banking/Brokerage                2.90
 10. BMC Software, Inc.                     1.04           10. Consumer Finance                            2.78

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
================================================================================================================


on that list is Providian Financial, which extends credit to marginal customers by issuing secured credit cards tied to the borrowers' savings accounts with the company. Providian reported record earnings for the first quarter of 1999, citing a combination of strong account growth and an improved credit loss rate.

THE DOW JONES INDUSTRIAL AVERAGE CROSSED THE 10,000 MARK DURING THE REPORTING PERIOD. WHY HAS FUND PERFORMANCE NOT TRACKED THE DOW?
The fund invests mainly in medium-sized companies. The Dow reflects the performance of just 30 companies, all of them very large, including Exxon, General Electric, and Coca-Cola, none of which are portfolio holdings. People see the Dow in five-digit territory and wonder why some of their investments aren't performing the same way. The Dow was up 18.15% during 1998. Remarkably, it rose exactly the same percentage, 18.15%, between the opening of 1999 and the close of the reporting period on April 30. Shortly after the reporting period closed, it passed the 11,000 mark. Many people don't realize that the strength of one company, IBM, which is not a portfolio holding, explains a lot of Dow performance. A fund that specializes in midcap stocks, as AIM Constellation Fund does, will not behave the way the Dow does.
    The Dow is a great barometer of American big business, but it is of little use as a benchmark for a mutual fund. Most equity funds are much more diversified than the Dow.

WHAT IS YOUR OUTLOOK?
Toward the close of the reporting period, markets started to pay more attention to midcap stocks. During April, the S&P MidCap 400 Index rose 7.88% while the large-cap S&P 500 rose 3.87%. It's too early to tell if this will be a long-term change in market sentiment. Of course, we hope it is. We have repeatedly stated our belief that the time is ripe for a rally in midcap stocks. Midsize companies have been reporting much better earnings than their large-cap counterparts while the valuations of midcap stocks remain relatively low.
    We will continue to seek out the best-performing companies in the midcap sector; the fund should be well positioned for an ongoing rally in midcap stocks.


                     -------------------------------------

                         WE HAVE REPEATEDLY STATED OUR

                       BELIEF THAT THE TIME IS RIPE FOR A

                            RALLY IN MIDCAP STOCKS.

                     -------------------------------------

                             AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-93.00%

AEROSPACE/DEFENSE-0.13%

Gulfstream Aerospace Corp.(a)         400,000   $    19,500,000
---------------------------------------------------------------

AIR FREIGHT-0.33%

Airborne Freight Corp.              1,500,000        48,000,000
---------------------------------------------------------------

AIRLINES-0.34%

Southwest Airlines Co.              1,500,000        48,843,750
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.80%

Danaher Corp.                       1,250,000        83,046,875
---------------------------------------------------------------
SPX Corp.(a)                          500,000        32,656,250
---------------------------------------------------------------
                                                    115,703,125
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.32%

Northern Trust Corp.                  500,000        46,562,500
---------------------------------------------------------------

BANKS (REGIONAL)-3.17%

AmSouth Bancorporation                750,000        35,671,875
---------------------------------------------------------------
Bank United Corp.-Class A             500,000        20,187,500
---------------------------------------------------------------
First Tennessee National Corp.      1,250,000        53,906,250
---------------------------------------------------------------
Firstar Corp.                       4,725,000       142,045,313
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)       1,600,000        39,300,000
---------------------------------------------------------------
Mercantile Bankshares Corp.           500,000        18,500,000
---------------------------------------------------------------
North Fork Bancorporation, Inc.     2,500,000        56,250,000
---------------------------------------------------------------
Old Kent Financial Corp.              478,500        22,609,125
---------------------------------------------------------------
TCF Financial Corp.                 1,000,000        29,000,000
---------------------------------------------------------------
Zions Bancorp                         650,000        43,346,875
---------------------------------------------------------------
                                                    460,816,938
---------------------------------------------------------------

BIOTECHNOLOGY-0.65%

Biogen, Inc.(a)                     1,000,000        95,062,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-3.17%

AT&T Corp.-Liberty Media Group(a)   1,500,000        95,812,500
---------------------------------------------------------------
Chancellor Media Corp.(a)           1,430,002        78,471,359
---------------------------------------------------------------
Comcast Corp.-Class A               1,000,000        65,687,500
---------------------------------------------------------------
Cox Communications, Inc.-Class A(a)   500,000        39,687,500
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)          843,300        45,854,437
---------------------------------------------------------------
Univision Communications Inc.(a)    1,465,400        84,810,025
---------------------------------------------------------------
USA Networks, Inc.(a)               1,317,800        49,252,775
---------------------------------------------------------------
                                                    459,576,096
---------------------------------------------------------------

BUILDING MATERIALS-0.20%

Masco Corp.                         1,000,000        29,375,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-4.67%

ADC Telecommunications, Inc.(a)     1,115,600        53,339,625
---------------------------------------------------------------
Comverse Technology, Inc.(a)        1,500,000        96,187,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Corning Inc.                        3,186,600   $   182,432,850
---------------------------------------------------------------
General Instrument Corp.(a)         1,750,000        63,875,000
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     635,200       127,040,000
---------------------------------------------------------------
Scientific-Atlanta, Inc.            2,000,000        63,500,000
---------------------------------------------------------------
Uniphase Corp.(a)                     750,000        91,031,250
---------------------------------------------------------------
                                                    677,406,225
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.33%

Apple Computer, Inc.(a)               750,000        34,500,000
---------------------------------------------------------------
Comdisco, Inc.                      4,462,600       117,422,163
---------------------------------------------------------------
NCR Corp.(a)                        1,000,000        41,000,000
---------------------------------------------------------------
                                                    192,922,163
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.55%

Ascend Communications, Inc.(a)      2,332,800       225,406,800
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.50%

Adaptec, Inc.(a)                    2,000,000        48,125,000
---------------------------------------------------------------
EMC Corp.(a)                        1,750,000       190,640,625
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                           1,000,000       123,500,000
---------------------------------------------------------------
                                                    362,265,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-8.16%

America Online, Inc.                1,000,000       142,750,000
---------------------------------------------------------------
BMC Software, Inc.(a)               3,500,000       150,718,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             3,000,000       127,500,000
---------------------------------------------------------------
Compuware Corp.(a)                  5,000,000       121,875,000
---------------------------------------------------------------
Electronic Arts, Inc.(a)              500,000        25,406,250
---------------------------------------------------------------
Electronics for Imaging, Inc.(a)    1,750,000        82,796,875
---------------------------------------------------------------
Intuit, Inc.(a)                       725,000        62,440,625
---------------------------------------------------------------
Learning Company, Inc. (The)(a)     1,000,000        31,000,000
---------------------------------------------------------------
Lycos, Inc.(a)                        650,000        64,796,875
---------------------------------------------------------------
Microsoft Corp.(a)                    500,000        40,656,250
---------------------------------------------------------------
Novell, Inc.(a)                     2,000,000        44,500,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)               600,000        23,062,500
---------------------------------------------------------------
Sterling Commerce, Inc.(a)            500,000        15,656,250
---------------------------------------------------------------
Sterling Software, Inc.(a)          1,250,000        25,859,375
---------------------------------------------------------------
Synopsys, Inc.(a)                   1,500,000        70,687,500
---------------------------------------------------------------
USWeb Corp.(a)                      1,500,000        33,656,250
---------------------------------------------------------------
Verio Inc.(a)                         600,000        42,600,000
---------------------------------------------------------------
Veritas Software Corp.(a)           1,109,700        78,788,700
---------------------------------------------------------------
                                                  1,184,751,200
---------------------------------------------------------------

CONSUMER FINANCE-2.78%

Capital One Financial Corp.           800,000       138,950,000
---------------------------------------------------------------
Countrywide Credit Industries, Inc.   636,900        28,859,531
---------------------------------------------------------------
Providian Financial Corp.           1,500,000       193,593,750
---------------------------------------------------------------

 18                          AIM CONSTELLATION FUND

                                                    MARKET
                                    SHARES           VALUE
CONSUMER FINANCE-(CONTINUED)

SLM Holding Corp.                   1,000,000   $    42,687,500
---------------------------------------------------------------
                                                    404,090,781
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.12%

Action Performance Companies, Inc.(a)  00,000        16,937,500
---------------------------------------------------------------

CONTAINERS (METAL & GLASS)-0.10%

Ball Corp.                            266,200        14,624,362
---------------------------------------------------------------

DISTRIBUTORS (FOOD &  HEALTH)-0.53%

Cardinal Health, Inc.                 468,167        28,002,239
---------------------------------------------------------------
JP Foodservice, Inc.(a)               750,000        31,546,875
---------------------------------------------------------------
Patterson Dental Co.(a)               500,000        18,031,250
---------------------------------------------------------------
                                                     77,580,364
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.61%

American Power Conversion Corp.(a)  2,500,000        82,500,000
---------------------------------------------------------------
Conexant Systems, Inc.(a)             433,300        17,656,975
---------------------------------------------------------------
Sanmina Corp.(a)                      750,000        49,781,250
---------------------------------------------------------------
Solectron Corp.(a)                  3,000,000       145,500,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,750,000        83,562,500
---------------------------------------------------------------
                                                    379,000,725
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.06%

Arrow Electronics, Inc.(a)            500,000         9,093,750
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.83%

Perkin-Elmer Corp.                    676,300        73,124,937
---------------------------------------------------------------
Waters Corp.(a)                       450,000        47,306,250
---------------------------------------------------------------
                                                    120,431,187
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-5.48%

Altera Corp.(a)                     1,321,400        95,471,150
---------------------------------------------------------------
Analog Devices, Inc.(a)             2,500,000        87,812,500
---------------------------------------------------------------
Atmel Corp.(a)                      1,704,700        31,110,775
---------------------------------------------------------------
Linear Technology Corp.             2,000,000       113,750,000
---------------------------------------------------------------
LSI Logic Corp.(a)                  2,000,000        68,000,000
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)  1,500,000        84,000,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       1,338,375        46,843,125
---------------------------------------------------------------
National Semiconductor Corp.(a)     1,500,000        18,750,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                 1,250,000       119,843,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)        835,800        38,707,987
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,000,000        91,250,000
---------------------------------------------------------------
                                                    795,539,287
---------------------------------------------------------------

ENTERTAINMENT-0.20%

SFX Entertainment, Inc.-Class A(a)    470,000        29,022,500
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.44%

Applied Materials, Inc.(a)          1,250,000        67,031,250
---------------------------------------------------------------
KLA-Tencor Corp.(a)                 1,200,000        59,550,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)             500,000        23,625,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
EQUIPMENT (SEMICONDUCTOR)-(CONTINUED)

Teradyne, Inc.(a)                   1,250,000   $    58,984,375
---------------------------------------------------------------
                                                    209,190,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.69%

FINOVA Group, Inc.                  1,065,800        51,491,462
---------------------------------------------------------------
MGIC Investment Corp.               1,000,000        48,562,500
---------------------------------------------------------------
                                                    100,053,962
---------------------------------------------------------------

FOODS-0.30%

Flowers Industries, Inc.            1,000,000        21,250,000
---------------------------------------------------------------
Keebler Foods Co.(a)                  679,400        21,825,725
---------------------------------------------------------------
                                                     43,075,725
---------------------------------------------------------------

FOOTWEAR-0.54%

Nike, Inc.-Class B                  1,250,000        77,734,375
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.65%

Circus Circus Enterprises(a)        2,031,000        42,777,937
---------------------------------------------------------------
MGM Grand, Inc.(a)                  1,160,300        51,053,200
---------------------------------------------------------------
                                                     93,831,137
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.71%

Alpharma, Inc.-Class A                754,967        22,271,526
---------------------------------------------------------------
Forest Laboratories, Inc.(a)          500,000        22,250,000
---------------------------------------------------------------
Jones Medical Industries, Inc.(b)   2,350,850        75,521,056
---------------------------------------------------------------
Medicis Pharmaceutical-Class A(a)   1,253,100        30,465,994
---------------------------------------------------------------
Mylan Laboratories, Inc.            2,500,000        56,718,750
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)     1,000,000        40,500,000
---------------------------------------------------------------
                                                    247,727,326
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.84%

Health Management Associates,
  Inc.-Class A(a)                   2,000,000        31,250,000
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)(b)                1,750,000        90,671,875
---------------------------------------------------------------
                                                    121,921,875
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.87%

Express Scripts, Inc.-Class A(a)    1,400,000       103,075,000
---------------------------------------------------------------
Trigon Healthcare, Inc.(a)            750,000        23,812,500
---------------------------------------------------------------
                                                    126,887,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.09%

Bausch & Lomb Inc.                  1,000,000        75,000,000
---------------------------------------------------------------
Biomet, Inc.                        2,000,000        82,000,000
---------------------------------------------------------------
Guidant Corp.                       3,717,000       199,556,437
---------------------------------------------------------------
Henry Schein, Inc.(a)               1,000,000        26,187,500
---------------------------------------------------------------
Stryker Corp.                         500,000        30,593,750
---------------------------------------------------------------

                             AIM CONSTELLATION FUND                           19

                                                    MARKET
                                    SHARES           VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Sybron International Corp.(a)       1,250,000   $    34,609,375
---------------------------------------------------------------
                                                    447,947,062
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.75%

Covance, Inc.(a)                      473,700        10,391,794
---------------------------------------------------------------
Omnicare, Inc.                      3,000,000        72,187,500
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                             524,200         6,486,975
---------------------------------------------------------------
Quintiles Transnational
  Corp.(a)                            500,000        20,281,250
---------------------------------------------------------------
                                                    109,347,519
---------------------------------------------------------------

HOMEBUILDING-0.53%

Clayton Homes, Inc.                 3,862,500        42,970,313
---------------------------------------------------------------
Fleetwood Enterprises, Inc.           750,000        18,515,625
---------------------------------------------------------------
Kaufman and Broad Home
  Corporation                         616,900        14,998,381
---------------------------------------------------------------
                                                     76,484,319
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.74%

Leggett & Platt, Inc.               2,000,000        46,125,000
---------------------------------------------------------------
Maytag Corp.                          900,000        61,537,500
---------------------------------------------------------------
                                                    107,662,500
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.77%

Clorox Co.                            600,000        69,225,000
---------------------------------------------------------------
Dial Corp. (The)                    1,250,000        42,500,000
---------------------------------------------------------------
                                                    111,725,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.27%

AFLAC Inc.                            925,000        50,181,250
---------------------------------------------------------------
Provident Companies, Inc.           1,500,000        59,062,500
---------------------------------------------------------------
ReliaStar Financial Corp.           1,502,500        55,216,875
---------------------------------------------------------------
Torchmark Corp.                       600,000        20,512,500
---------------------------------------------------------------
                                                    184,973,125
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-2.90%

Bear Stearns Cos., Inc.             1,250,000        58,281,250
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.        600,000        33,337,500
---------------------------------------------------------------
Schwab (Charles) Corp.              3,000,000       329,250,000
---------------------------------------------------------------
                                                    420,868,750
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.79%

Federated Investors, Inc.-Class B   2,064,000        33,153,000
---------------------------------------------------------------
T. Rowe Price Associates, Inc.      2,158,600        81,352,238
---------------------------------------------------------------
                                                    114,505,238
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.75%

Callaway Golf Co.                   2,864,000        43,139,000
---------------------------------------------------------------
Harley-Davidson, Inc.               2,350,000       140,118,750
---------------------------------------------------------------
Hasbro, Inc.                          823,200        28,091,700
---------------------------------------------------------------
Mattel, Inc.                        1,000,000        25,875,000
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)         400,000        17,350,000
---------------------------------------------------------------
                                                    254,574,450
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
MACHINERY (DIVERSIFIED)-0.02%

Applied Power, Inc.-Class A            95,000   $     2,998,438
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.25%

Crane Co.                             464,550        13,442,916
---------------------------------------------------------------
Pentair, Inc.                         500,000        23,500,000
---------------------------------------------------------------
                                                     36,942,916
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.04%

Diebold, Inc.                         238,700         5,743,719
---------------------------------------------------------------

NATURAL GAS-0.38%

El Paso Energy Corp.                1,500,000        55,125,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.72%

Baker Hughes, Inc.                  2,000,000        59,750,000
---------------------------------------------------------------
BJ Services Co.(a)                  1,500,000        40,125,000
---------------------------------------------------------------
Cooper Cameron Corp.(a)             2,000,000        77,250,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.     1,000,000        33,062,500
---------------------------------------------------------------
Global Industries Ltd.(a)           2,450,000        30,165,625
---------------------------------------------------------------
Rowan Companies, Inc.(a)            2,000,000        32,000,000
---------------------------------------------------------------
Smith International, Inc.(a)        1,250,000        56,093,750
---------------------------------------------------------------
Transocean Offshore Inc.            1,000,000        29,687,500
---------------------------------------------------------------
Varco International, Inc.(a)        3,225,000        36,482,813
---------------------------------------------------------------
                                                    394,617,188
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.43%

Apache Corp.                        1,500,000        46,031,250
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                           1,750,000        15,750,000
---------------------------------------------------------------
                                                     61,781,250
---------------------------------------------------------------

PUBLISHING-0.73%

McGraw-Hill Companies, Inc.
  (The)                             1,100,000        60,775,000
---------------------------------------------------------------
Readers Digest Association,
  Inc.-Class A                      1,250,000        44,453,125
---------------------------------------------------------------
                                                    105,228,125
---------------------------------------------------------------

RAILROADS-0.69%

Kansas City Southern
  Industries, Inc.                  1,676,600        99,862,488
---------------------------------------------------------------

RESTAURANTS-1.60%

Brinker International, Inc.(a)      2,000,000        55,250,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         2,000,000        71,625,000
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                             750,000        30,140,625
---------------------------------------------------------------
Starbucks Corp.(a)                  2,018,600        74,562,038
---------------------------------------------------------------
                                                    231,577,663
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.36%

Lowe's Companies, Inc.              1,000,000        52,750,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.26%

Best Buy Co., Inc.(a)               1,000,000        47,750,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,000,000        89,500,000
---------------------------------------------------------------
Circuit City Stores-Circuit
  City Group                          750,000        46,125,000
---------------------------------------------------------------
                                                    183,375,000
---------------------------------------------------------------

 20                          AIM CONSTELLATION FUND

                                                    MARKET
                                    SHARES           VALUE
RETAIL (DEPARTMENT STORES)-0.57%

Kohl's Corp.(a)                     1,250,000   $    83,046,875
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.80%

Consolidated Stores Corp.(a)        2,000,000        68,750,000
---------------------------------------------------------------
Dollar General Corp.                1,000,000        35,062,500
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)         1,810,600        66,086,900
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,850,000        68,756,250
---------------------------------------------------------------
Ross Stores, Inc.                     500,000        22,968,750
---------------------------------------------------------------
                                                    261,624,400
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.75%

Kroger Co.(a)                       2,000,000       108,625,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.95%

Bed Bath & Beyond, Inc.(a)          2,750,100        98,144,194
---------------------------------------------------------------
Linens 'N Things, Inc.(a)             285,300        13,052,475
---------------------------------------------------------------
Office Depot, Inc.(a)               4,500,000        99,000,000
---------------------------------------------------------------
Payless ShoeSource, Inc.(a)           500,000        24,218,750
---------------------------------------------------------------
Staples, Inc.(a)                    6,000,000       180,000,000
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)              486,900        14,120,100
---------------------------------------------------------------
                                                    428,535,519
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-2.41%

Abercrombie & Fitch Co.-Class
  A(a)                                795,000        75,624,375
---------------------------------------------------------------
Gap, Inc. (The)                       750,000        49,921,875
---------------------------------------------------------------
Intimate Brands, Inc.               1,209,100        60,455,000
---------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                       2,310,075        63,238,303
---------------------------------------------------------------
TJX Companies, Inc.                 3,000,000        99,937,500
---------------------------------------------------------------
                                                    349,177,053
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.11%

Astoria Financial Corp.             1,000,000        50,125,000
---------------------------------------------------------------
Dime Bancorp, Inc.                  2,541,500        58,613,344
---------------------------------------------------------------
GreenPoint Financial Corp.          1,500,000        52,500,000
---------------------------------------------------------------
                                                    161,238,344
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-2.52%

Interpublic Group of Companies,
  Inc.                                500,000        38,781,250
---------------------------------------------------------------
Lamar Advertising Co.(a)            1,450,000        48,756,250
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       181,250,000
---------------------------------------------------------------
Outdoor Systems, Inc.(a)            1,500,000        37,781,250
---------------------------------------------------------------
Snyder Communications, Inc.(a)      2,000,000        58,750,000
---------------------------------------------------------------
                                                    365,318,750
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.31%

Apollo Group, Inc.(a)               1,500,000        37,125,000
---------------------------------------------------------------
ChoicePoint, Inc.(a)                  617,300        36,652,188
---------------------------------------------------------------
Cintas Corp.                        1,500,000       103,125,000
---------------------------------------------------------------
Convergys Corp.(a)                  1,000,000        18,625,000
---------------------------------------------------------------
G & K Services, Inc.-Class A          350,000        16,362,500
---------------------------------------------------------------
IMS Health Inc.                       810,000        24,300,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

SERVICES (COMMERCIAL &
  CONSUMER)-(CONTINUED)

Stewart Enterprises, Inc.-Class
  A                                 2,600,000   $    51,675,000
---------------------------------------------------------------
Viad Corp.                          1,450,000        47,940,625
---------------------------------------------------------------
                                                    335,805,313
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-1.02%

Ciber, Inc.(a)                        707,500        13,354,063
---------------------------------------------------------------
Keane, Inc.(a)                      1,900,000        47,143,750
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                            750,000        23,578,125
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        2,000,000        63,875,000
---------------------------------------------------------------
                                                    147,950,938
---------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-5.02%

Affiliated Computer Services,
  Inc.(a)                           1,000,000        38,250,000
---------------------------------------------------------------
Ceridian Corp.(a)                   2,000,000        73,250,000
---------------------------------------------------------------
Concord EFS, Inc.(a)                4,500,000       150,187,500
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                           1,806,200        69,764,475
---------------------------------------------------------------
DST Systems, Inc.(a)                  750,000        43,687,500
---------------------------------------------------------------
Equifax, Inc.                       1,000,000        35,937,500
---------------------------------------------------------------
Fiserv, Inc.(a)                     2,500,000       146,406,250
---------------------------------------------------------------
National Data Corp.                 1,000,200        46,134,225
---------------------------------------------------------------
NOVA Corp.(a)                       1,000,000        26,000,000
---------------------------------------------------------------
Paychex, Inc.                       1,947,700        99,454,431
---------------------------------------------------------------
                                                    729,071,881
---------------------------------------------------------------

SPECIALTY PRINTING-0.29%

Valassis Communications,
  Inc.(a)                             750,000        42,000,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.58%

Metromedia Fiber Network,
  Inc.(a)                           1,000,000        84,250,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.68%

Global TeleSystems Group,
  Inc.(a)                           1,500,000        99,187,500
---------------------------------------------------------------

TELEPHONE-0.78%

Century Telephone Enterprises,
  Inc.                              2,249,925        90,559,481
---------------------------------------------------------------
Cincinnati Bell, Inc.               1,000,000        22,625,000
---------------------------------------------------------------
                                                    113,184,481
---------------------------------------------------------------

TEXTILES (APPAREL)-0.67%

Jones Apparel Group, Inc.(a)        1,363,800        45,005,400
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)               750,000        52,406,250
---------------------------------------------------------------
                                                     97,411,650
---------------------------------------------------------------

TEXTILES (HOME
  FURNISHINGS)-0.22%

Shaw Industries, Inc.(a)            1,750,000        31,718,750
---------------------------------------------------------------

WASTE MANAGEMENT-1.18%

Allied Waste Industries,
  Inc.(a)                           2,693,230        47,636,506
---------------------------------------------------------------
Republic Services, Inc.(a)          1,225,000        25,189,062
---------------------------------------------------------------

                             AIM CONSTELLATION FUND                           21

                                                    MARKET
                                    SHARES           VALUE
WASTE MANAGEMENT-(CONTINUED)

Waste Management, Inc.              1,750,000   $    98,875,000
---------------------------------------------------------------
                                                    171,700,568
---------------------------------------------------------------
    Total Domestic Common
      Stocks (Cost
      $8,761,596,201)                            13,500,871,675
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.19%

FINLAND-1.28%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        2,500,000       185,468,750
---------------------------------------------------------------

FRANCE-0.07%

Coflexip S.A.-ADR
  (Manufacturing-Specialized)         239,500        10,657,750
---------------------------------------------------------------

ISRAEL-0.16%

Check Point Software
  Technologies Ltd.
  (Computers-Software &
  Services)(a)                        650,000        22,912,500
---------------------------------------------------------------

NETHERLANDS-0.27%

ASM Lithography Holding N.V.
(Electronics-Semiconductors)(a)       650,000        25,350,000
---------------------------------------------------------------
Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)        800,000        14,400,000
---------------------------------------------------------------
                                                     39,750,000
---------------------------------------------------------------

UNITED KINGDOM-0.41%

NTL Inc. (Telephone)(a)               500,000        38,125,000
---------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration &
  Production)(a)(b)                 1,150,000        14,375,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

Stolt Comex Seaway, S.A.-ADR
  (Oil & Gas-Exploration &
  Production)(a)                      575,000   $     6,325,000
---------------------------------------------------------------
                                                     58,825,000
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests
      (Cost $180,451,831)                           317,614,000
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
REPURCHASE AGREEMENTS-3.84%(C)

Barclays Securities Inc.,
  4.93%, 05/03/99(d)             $ 85,530,118   $    85,530,118
---------------------------------------------------------------
Credit Suisse First Boston
  Corp., 4.93%, 05/03/99(e)        77,928,557        77,928,557
---------------------------------------------------------------
Goldman, Sachs & Co., 4.94%,
  05/03/99(f)                      52,755,131        52,755,131
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
  4.89%, 05/03/99(g)              208,288,219       208,288,219
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
  4.94%, 05/03/99(h)              132,154,348       132,154,348
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $556,656,373)                           556,656,373
---------------------------------------------------------------
TIME DEPOSIT-0.75%
Dresdner Kleinwort, Benson,
  North America LLC, 4.97%,
  05/03/99 (Cost $109,489,463)    109,489,463       109,489,463
---------------------------------------------------------------
TOTAL INVESTMENTS-99.78%                         14,484,631,511
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.22%                                  31,350,564
---------------------------------------------------------------
NET ASSETS-100.00%                              $14,515,982,075
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 04/30/99 was $243,806,234 which represented 1.68% of the Fund's net assets.
(c) Collateral on repurchase agreements, include the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 04/30/99 with a maturing value of $99,224,689. Collateralized by $102,129,000 U.S. Government obligations, 0% to 5.875% due 05/17/99 to 10/15/08 with an aggregate market value at 04/30/99 of $101,170,834.
(e) Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $527,642,000 U.S. Government obligations, 4.60% to 9.05% due 05/03/99 to 04/28/14 with an aggregate market value at 04/30/99 of $531,179,320.
(f) Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,667. Collateralized by $407,564,858 U.S. Government obligations, 5.00% to 8.00% due 07/01/03 to 05/01/29 with an aggregate market value at 04/30/99 of $408,000,001.
(g) Joint repurchase agreement entered into 04/30/99 with a maturing value of $750,305,625. Collateralized by $746,070,000 U.S. Government obligations, 5.625% to 9.125% due 09/30/01 to 05/15/20 with an aggregate market value at 04/30/99 of $765,004,938.
(h) Joint repurchase agreement entered into 04/30/99 with a maturing value of $250,102,917. Collateralized by $249,736,152 U.S. Government obligations, 6.00% to 10.50% due 03/15/01 to 01/15/33 with an aggregate market value at 04/30/99 of $255,819,341.

Abbreviations:

ADR - American Depositary Receipt

See Notes to Financial Statements.

 22                          AIM CONSTELLATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $9,608,193,868)                            $14,484,631,511
------------------------------------------------------------
Receivables for:
  Investments sold                                91,379,765
------------------------------------------------------------
  Capital stock sold                              15,911,111
------------------------------------------------------------
  Dividends and interest                           2,247,193
------------------------------------------------------------
Investment for deferred compensation plan            158,102
------------------------------------------------------------
Other assets                                          64,314
------------------------------------------------------------
      Total assets                            14,594,391,996
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           20,358,560
------------------------------------------------------------
  Capital stock reacquired                        41,402,282
------------------------------------------------------------
  Deferred compensation                              158,102
------------------------------------------------------------
Accrued advisory fees                              7,203,398
------------------------------------------------------------
Accrued administrative services fees                  28,301
------------------------------------------------------------
Accrued directors' fees                               24,000
------------------------------------------------------------
Accrued distribution fees                          5,077,788
------------------------------------------------------------
Accrued transfer agent fees                        3,579,767
------------------------------------------------------------
Accrued operating expenses                           577,723
------------------------------------------------------------
      Total liabilities                           78,409,921
------------------------------------------------------------
Net assets applicable to shares outstanding  $14,515,982,075
------------------------------------------------------------

NET ASSETS:
Class A                                      $13,738,864,041
============================================================
Class B                                      $   445,079,605
============================================================
Class C                                      $   119,795,895
============================================================
Institutional Class                          $   212,242,534
============================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                    441,244,219
============================================================
Class B:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     14,501,110
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,904,524
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,573,823
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         31.14
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $31.14
    divided by 94.50%)                       $         32.95
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         30.69
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         30.68
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                          $         32.29
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $216,987 foreign
  withholding tax)                            $   23,110,838
------------------------------------------------------------
Interest                                          22,993,859
------------------------------------------------------------
    Total investment income                       46,104,697
------------------------------------------------------------

EXPENSES:

Advisory fees                                     44,095,525
------------------------------------------------------------
Administrative services fees                         165,842
------------------------------------------------------------
Custodian fees                                       225,557
------------------------------------------------------------
Directors' fees                                       52,065
------------------------------------------------------------
Distribution fees-Class A                         20,106,290
------------------------------------------------------------
Distribution fees-Class B                          1,803,794
------------------------------------------------------------
Distribution fees-Class C                            482,063
------------------------------------------------------------
Transfer agent fees-Class A                       12,389,375
------------------------------------------------------------
Transfer agent fees-Class B                          648,828
------------------------------------------------------------
Transfer agent fees-Class C                          154,737
------------------------------------------------------------
Transfer agent fees-Institutional Class                9,330
------------------------------------------------------------
Other                                              1,087,203
------------------------------------------------------------
    Total expenses                                81,220,609
------------------------------------------------------------
Less: Fees waived by advisor                      (1,510,669)
------------------------------------------------------------
    Expenses paid indirectly                        (110,121)
------------------------------------------------------------
    Net expenses                                  79,599,819
------------------------------------------------------------
Net investment income (loss)                     (33,495,122)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        1,160,822,873
------------------------------------------------------------
  Option contracts written                         1,494,286
------------------------------------------------------------
                                               1,162,317,159
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        1,538,568,508
------------------------------------------------------------
  Foreign currencies                                    (728)
------------------------------------------------------------
  Option contracts written                          (146,707)
------------------------------------------------------------
                                               1,538,421,073
------------------------------------------------------------
      Net gain from investment securities,
         foreign currencies, and option
         contracts                             2,700,738,232
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,667,243,110
============================================================

See Notes to Financial Statements.
                             AIM CONSTELLATION FUND                           23

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                 APRIL 30,           OCTOBER 31,
                                                                    1999                1998
                                                              ----------------     ---------------
OPERATIONS:

  Net investment income (loss)                                $    (33,495,122)    $   (68,697,946)
--------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, and option contracts                             1,162,317,159         459,324,772
--------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, and option contracts         1,538,421,073        (647,916,119)
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                2,667,243,110        (257,289,293)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (337,205,925)     (1,023,550,465)
--------------------------------------------------------------------------------------------------
  Class B                                                           (8,290,208)         (2,750,431)
--------------------------------------------------------------------------------------------------
  Class C                                                           (2,228,983)         (2,040,204)
--------------------------------------------------------------------------------------------------
  Institutional Class                                               (5,075,579)        (13,510,099)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (863,136,201)       (667,156,467)
--------------------------------------------------------------------------------------------------
  Class B                                                          114,996,411         292,437,630
--------------------------------------------------------------------------------------------------
  Class C                                                           28,584,239          60,444,760
--------------------------------------------------------------------------------------------------
  Institutional Class                                              (11,985,404)         17,436,212
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                     1,582,901,460      (1,595,978,357)
--------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           12,933,080,615      14,529,058,972
--------------------------------------------------------------------------------------------------
  End of period                                               $ 14,515,982,075     $12,933,080,615
==================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $  8,425,307,197     $ 9,156,848,152
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (34,489,836)           (994,714)
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, and option contracts         1,248,727,001         439,210,537
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, and option contracts                             4,876,437,713       3,338,016,640
--------------------------------------------------------------------------------------------------
                                                              $ 14,515,982,075     $12,933,080,615
==================================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class B shares commenced sales on November 3, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid

 24                          AIM CONSTELLATION FUND
    price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to

                             AIM CONSTELLATION FUND                           25
    acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to contractually waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the six months ended April 30, 1999, AIM waived fees of $1,510,669. The waiver is contractual and may not be terminated without approval of the Board of Directors. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $165,842 for such services.
  The Fund, pursuant to a transfer agent and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $5,805,957 with respect to the Fund.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A shares, Class B shares and Class C shares paid AIM Distributors $20,106,290, $1,803,794, and $482,063, respectively as compensation under the Plans.
  AIM Distributors received commissions of $1,761,150 from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $392,190 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the six months ended April 30, 1999, the Fund paid legal fees of $12,502 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $91,215 and $18,906, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $110,121 during the six months ended April 30, 1999.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of

 26                          AIM CONSTELLATION FUND
the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $3,855,654,600 and $4,937,353,460, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $5,190,578,084
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (334,298,334)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $4,856,279,750
==========================================================

Cost of investments for tax purposes is $9,628,351,761.

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, and the year ended October 31, 1998 were as follows:

                               APRIL 30, 1999                  OCTOBER 31, 1998
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A                69,640,745   $ 2,049,295,548    271,511,337   $ 7,555,171,888
--------------------------------------------------------------------------------------
  Class B*                5,888,567       172,459,725     12,877,388       356,713,527
--------------------------------------------------------------------------------------
  Class C                 2,544,647        74,620,746      2,960,570        81,123,332
--------------------------------------------------------------------------------------
  Institutional Class       910,982        28,162,634      2,149,830        60,442,629
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                11,320,388       318,893,281     38,633,795       977,878,833
--------------------------------------------------------------------------------------
  Class B*                  286,888         7,992,643        104,498         2,643,686
--------------------------------------------------------------------------------------
  Class C                    75,940         2,114,909         76,723         1,938,518
--------------------------------------------------------------------------------------
  Institutional Class       170,003         4,957,282        494,582        12,886,955
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (109,723,989)   (3,231,325,030)  (330,045,727)   (9,200,207,188)
--------------------------------------------------------------------------------------
  Class B*               (2,232,453)      (65,455,957)    (2,423,778)      (66,919,583)
--------------------------------------------------------------------------------------
  Class C                (1,647,673)      (48,151,416)      (842,846)      (22,617,090)
--------------------------------------------------------------------------------------
  Institutional Class    (1,443,930)      (45,105,320)    (1,977,243)      (55,893,372)
--------------------------------------------------------------------------------------
                        (24,209,885)  $  (731,540,955)    (6,480,871)  $  (296,837,865)
======================================================================================

*Class B shares commenced sales on November 3, 1997.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                        OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------   -----------
Beginning of period                     1,875    $   357,644
-----------------------------------   -------    -----------
Written                                11,320      1,432,816
-----------------------------------   -------    -----------
Closed                                 (9,375)    (1,252,814)
-----------------------------------   -------    -----------
Expired                                (3,820)      (537,646)
-----------------------------------   -------    -----------
End of Period                               0    $         0
===================================   =======    ===========

                             AIM CONSTELLATION FUND                           27

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998.

                                                                                            OCTOBER 31,
                                                      APRIL 30,     ------------------------------------------------------------
                                                        1999          1998         1997         1996         1995         1994
                                                      ---------     --------     --------     --------     --------     --------
Net asset value, beginning of period                  $  27.25      $  30.00     $  26.01     $  24.05     $  18.49     $  17.13
----------------------------------------------------  --------      --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                     --            --         0.02         0.04         0.02         0.03
----------------------------------------------------  --------      --------     --------     --------     --------     --------
  Net gains (losses) on securities (both realized
    and unrealized)                                       5.77         (0.65)        4.86         2.67         6.06         1.33
----------------------------------------------------  --------      --------     --------     --------     --------     --------
    Total from investment operations                      5.77         (0.65)        4.88         2.71         6.08         1.36
----------------------------------------------------  --------      --------     --------     --------     --------     --------
Less distributions:
  Distributions from net realized gains                  (0.73)        (2.10)       (0.89)       (0.75)       (0.52)          --
----------------------------------------------------  --------      --------     --------     --------     --------     --------
Net asset value, end of period                        $  32.29      $  27.25     $  30.00     $  26.01     $  24.05     $  18.49
====================================================  ========      ========     ========     ========     ========     ========
Total return                                             21.47%        (1.85)%      19.42%       11.81%       34.09%        7.94%
====================================================  ========      ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $212,243      $189,039     $188,109     $293,035     $138,918     $ 39,847
====================================================  ========      ========     ========     ========     ========     ========
Ratio of expenses to average net assets(a)                0.64%(b)      0.63%        0.65%        0.66%        0.66%        0.69%
====================================================  ========      ========     ========     ========     ========     ========
Ratio of net investment income (loss) to average net
  assets(c)                                               0.02%(b)     (0.01)%       0.06%        0.21%        0.18%        0.36%
====================================================  ========      ========     ========     ========     ========     ========
Portfolio turnover rate                                     59%           76%          67%          58%          45%          79%
====================================================  ========      ========     ========     ========     ========     ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.66% (annualized), 0.65%, 0.67%, 0.67%, 0.68% and 0.70% for 1999-1994.
(b) Ratios are annualized and based on average net assets of $209,268,339.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) prior to fee waivers and/or expense reimbursements were 0.00% (annualized), (0.03)%, 0.04%, 0.20%, 0.16% and 0.35% for 1999-1994.

 28                          AIM CONSTELLATION FUND

                                                            Directors & Officers

BOARD OF DIRECTORS                                OFFICERS                               OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                       11 Greenway Plaza
Chairman                                          Chairman                               Suite 100
A I M Management Group Inc.                                                              Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                              INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                       A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary    11 Greenway Plaza
Chief Executive Officer                                                                  Suite 100
COMSAT Corporation                                Gary T. Crum                           Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                             SUB-ADVISOR
Director                                          Edgar M. Larsen
Cortland Trust Inc.                               Senior Vice President                  A I M Capital Management, Inc.
                                                                                         11 Greenway Plaza
Edward K. Dunn Jr.                                Dana R. Sutton                         Suite 100
Chairman, Mercantile Mortgage Corp.;              Vice President and Treasurer           Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox                        TRANSFER AGENT
President, Mercantile Bankshares                  Vice President
                                                                                         A I M Fund Services, Inc.
Jack Fields                                       Mary J. Benson                         P.O. Box 4739
Chief Executive Officer                           Assistant Vice President               Houston, TX 77210-4739
Texana Global, Inc.;                              and Assistant Treasurer
Formerly Member                                                                          CUSTODIAN
of the U.S. House of Representatives              Sheri Morris
                                                  Assistant Vice President               State Street Bank and Trust Company
Carl Frischling                                   and Assistant Treasurer                225 Franklin Street
Partner                                                                                  Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP             Renee A. Friedli
                                                  Assistant Secretary                    COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer             P. Michelle Grace                      Ballard Spahr
A I M Management Group Inc.                       Assistant Secretary                    Andrews & Ingersoll, LLP
                                                                                         1735 Market Street
Prema Mathai-Davis                                Jeffrey H. Kupor                       Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.;      Assistant Secretary
Commissioner, New York City Dept. for the                                                COUNSEL TO THE DIRECTORS
Aging; and member of the Board of Directors,      Nancy L. Martin
Metropolitan Transportation Authority of          Assistant Secretary                    Kramer, Levin, Naftalis & Frankel LLP
New York State                                                                           919 Third Avenue
                                                  Ofelia M. Mayo                         New York, NY 10022
Lewis F. Pennock                                  Assistant Secretary
Attorney                                                                                 DISTRIBUTOR
                                                  Lisa A. Moss
Louis S. Sklar                                    Assistant Secretary                    Fund Management Company
Executive Vice President                                                                 11 Greenway Plaza
Hines Interests                                   Kathleen J. Pflueger                   Suite 100
Limited Partnership                               Assistant Secretary                    Houston, TX 77002

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary



                             AIM CONSTELLATION FUND                           29

AIM WEINGARTEN FUND

For shareholders who seek long-term growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Weingarten Fund Institutional Class performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged Lipper Growth Funds Index represents an average of the performance of the 30 largest growth funds charted by Lipper, Inc., an independent mutual fund performance monitor.
o The Standard & Poor's Composite Index of 500 stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


     AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED
           OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
              OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT
                    YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.



                              AIM WEINGARTEN FUND

AIM WEINGARTEN FUND OUTPACES
BENCHMARK INDEXES

HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
For the six-month reporting period ended April 30, 1999, total return for the Institutional Class was an impressive 29.78%. Fund performance far outpaced the gains of benchmark indexes. For the same period, the S&P 500 posted a 22.31% gain, while the Lipper Growth Funds Index returned 23.71%. Net assets under management increased by 41% during the last six months for a total of $103.2 million at the reporting period's close.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS DURING THE REPORTING PERIOD? At the beginning of the reporting period, fund performance benefited from the "flight to quality" during last fall's market downturn. Increasing narrowness in the U.S. financial markets through early 1999 continued the dominance by large-cap stocks. The Dow closed above 10,000 on March 29, 1999, and surpassed several other milestones in April.
    The beginning of 1999 was not so hospitable for the technology sector. After the sector's sterling performance in 1998, many investors began to worry about a bubble developing, especially in high-flying Internet stocks, the so-called ".com" universe. A sell-off in the technology arena ensued, but the markets rebounded after first-quarter 1999 earnings reports came in quite strong.

WHAT CONTRIBUTED TO THE FUND'S STRONG GAINS?
We believe that several factors drove the fund's stellar performance. One is scarcity of earnings in the financial markets. In an environment of moderate or slightly decelerating economic growth, investors put a premium on growth companies, and growth stocks tend to outperform other types of stocks. Our overweight in large-cap stocks, which represented 87% of net assets at the end of the reporting period, also contributed to the fund's strong showing. In addition, since last October, we have reduced the fund's total holdings to approximately 90 names, down from 124. Early in 1998, the fund had the lion's share of its assets in fast-pace momentum names. However, when the economy slowed and earnings cooled at mid-year, we culled approximately a third of our holdings and began to focus on stable core stocks in traditional growth sectors, such as technology and health care.

WHAT ARE THE DIFFERENCES BETWEEN A CORE HOLDING AND A MOMENTUM HOLDING?
A company may qualify for the fund's portfolio in one of two ways: as a core holding or as a momentum holding. A core holding is a company that has a very stable and profitable business model projected to grow by at least 12% over the next five years. A core holding is expected to outperform over the long term. On the other hand, a momentum company is one currently enjoying a dramatic surge in earnings that while probably not sustainable over the long term, exceeds of the market's near-term growth rate. The fund combines high-quality core companies with potentially more explosive momentum stocks in a barbell strategy.

WHAT TYPE OF TECHNOLOGY COMPANIES DOES THE FUND OWN?
At the reporting period's close, technology holdings accounted for approximately 36% of net assets. The majority of the fund's technology holdings are high-quality, dominant brand-name firms. Companies such as AOL and Cisco Systems continued to do well due to their large size, which has become a strategic weapon for companies in this sector. Larger technology companies have more money to spend on research and development, which in turn drives further technological advancement. In this sector, being small or midcap may not necessarily be an advantage. Having money to spend on research and development and the ability to provide global reach to customers have become the main thrusts behind a technology business's success.

WHAT TYPE OF HEALTH-CARE COMPANIES DO YOU FAVOR?
Our health-care holdings, which accounted for 18.4% of net assets on April 30, were split among diversified health-care companies, major pharmaceuticals and medical-equipment makers. Our investment in this sector has been driven by long-term demographic trends. The aging population needs more and more health

================================================================================
GROWTH OF NET ASSETS

10/31/98         $72.9 million

4/30/99         $103.2 million
================================================================================

                     -------------------------------------

                         THE FUND COMBINES HIGH-QUALITY

                         CORE COMPANIES WITH POTENTIAL-

                          LY MORE EXPLOSIVE MOMENTUM

                          STOCKS IN A BARBELL STRATEGY

                     -------------------------------------



                              AIM WEINGARTEN FUND

PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets

TOTAL NUMBER OF HOLDINGS:  93

=============================================================================================================
TOP 10 INDUSTRIES                                         TOP 10 HOLDINGS
-------------------------------------------------------------------------------------------------------------
  1. Computers (Software & Services)            11.00%      1. America Online, Inc.                     4.66%
  2. Health Care (Diversified)                   7.37       2. MCI WorldCom, Inc.                       4.45
  3. Communications Equipment                    6.51       3. Freddie Mac                              2.45
  4. Health Care (Medical Products & Supplies)   6.17       4. International Business Machines Corp.    2.34
  5. Broadcasting (Television, Radio & Cable)    6.06       5. Tyco International Ltd.                  2.22
  6. Financial (Diversified)                     5.32       6. Warner-Lambert Co.                       2.02
  7. Telecommunications (Long Distance)          4.45       7. Fannie Mae                               1.98
  8. Computer (Hardware)                         4.17       8. Abbott Laboratories                      1.97
  9. Health Care (Drugs-Major Pharmaceuticals)   3.91       9. Time Warner, Inc.                        1.95
 10. Retail (Specialty)                          3.83      10. Cisco Systems, Inc.                      1.92

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
=============================================================================================================

care. Worldwide drug sales are rising at a rate of 8% to 10% a year and medical-device sales at 7% annually. In the health-care arena, we are seeing a continuation of the "size matters" theme. The costs to bring a new drug to market total in the neighborhood of $1 billion. So bigger firms, such as Warner-Lambert and Abbott Laboratories, have a clear advantage over their smaller counterparts. In addition, these larger companies already have a foothold in the consumer products markets. We believe very strongly in this sector as a long-term growth vehicle.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
Four months into 1999, fears of a recession in the United States have faded. In fact, most economists are betting on continued steady growth, with low inflation and high employment. International markets have stabilized as countries slowly get a grip on their economies, leading analysts to believe that the worst is over. Domestically, interest rates, another key factor supporting a bullish outlook, are likely to remain quite steady, thanks to the Federal Reserve Board's watchful guard. To the extent that these factors remain in place, the investing environment for the fund continues to be favorable.

================================================================================
TOTAL RETURNS

6 months ended 4/30/99

Fund Institutional Class         29.78%

S&P 500                          22.31%

Lipper Growth Fund Index         23.71%
================================================================================


================================================================================
AVERAGE ANNUAL TOTAL RETURNS

For periods ended 4/30/99

Inception (10/8/91)             17.65%
  5 Years                       23.92
  3 Years                       25.32
  1 Year                        23.80

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================


                              AIM WEINGARTEN FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-90.83%

BANKS (MONEY CENTER)-0.92%

Chase Manhattan Corp. (The)         1,000,000    $   82,750,000
---------------------------------------------------------------

BANKS (REGIONAL)-0.28%

North Fork Bancorporation, Inc.     1,121,600        25,236,000
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-6.06%

AT&T Corp.-Liberty Media
  Group(a)                            857,300        54,760,038
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                             950,460        66,056,970
---------------------------------------------------------------
Comcast Corp.-Class A               1,687,700       110,860,794
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              1,141,500        90,606,563
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                  3,357,000        92,946,937
---------------------------------------------------------------
Jacor Communications, Inc.(a)         925,000        74,231,250
---------------------------------------------------------------
MediaOne Group, Inc.(a)               650,000        53,015,625
---------------------------------------------------------------
                                                    542,478,177
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.15%

Monsanto Co.                          296,800        13,430,200
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.77%

General Instrument Corp.(a)           578,900        21,129,850
---------------------------------------------------------------
Lucent Technologies, Inc.           1,802,500       108,375,313
---------------------------------------------------------------
Motorola, Inc.                      2,038,500       163,334,812
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     222,500        44,500,000
---------------------------------------------------------------
                                                    337,339,975
---------------------------------------------------------------

COMPUTERS (HARDWARE)-4.17%

International Business Machines
  Corp.                             1,000,000       209,187,500
---------------------------------------------------------------
Sun Microsystems, Inc.(a)           2,750,000       164,484,375
---------------------------------------------------------------
                                                    373,671,875
---------------------------------------------------------------

COMPUTERS (NETWORKING)-3.39%

Ascend Communications, Inc.(a)      1,369,000       132,279,625
---------------------------------------------------------------
Cisco Systems, Inc.(a)              1,504,900       171,652,656
---------------------------------------------------------------
                                                    303,932,281
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.42%

EMC Corp.(a)                          600,000        65,362,500
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                             500,000        61,750,000
---------------------------------------------------------------
                                                    127,112,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-11.00%

America Online, Inc.                2,925,000       417,543,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,303,200        55,386,000
---------------------------------------------------------------
Compuware Corp.(a)                  2,000,000        48,750,000
---------------------------------------------------------------
Microsoft Corp.(a)                  1,700,000       138,231,250
---------------------------------------------------------------
Oracle Corp.(a)                     2,001,500        54,165,594
---------------------------------------------------------------
Unisys Corp.(a)                     5,000,000       157,187,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)
                                                     MARKET
                                    SHARES           VALUE
Yahoo! Inc.(a)                        650,000    $  113,546,875
---------------------------------------------------------------
                                                    984,810,969
---------------------------------------------------------------

CONSUMER FINANCE-0.91%

Capital One Financial Corp.           169,200        29,387,925
---------------------------------------------------------------
Providian Financial Corp.             400,000        51,625,000
---------------------------------------------------------------
                                                     81,012,925
---------------------------------------------------------------

DISTRIBUTORS (FOOD &  HEALTH)-0.44%

AmeriSource Health Corp.-Class
  A(a)                              1,433,800        39,698,337
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.15%

Sanmina Corp.(a)                    1,063,000        70,556,625
---------------------------------------------------------------
Symbol Technologies, Inc.             678,300        32,388,825
---------------------------------------------------------------
                                                    102,945,450
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.23%

Analog Devices, Inc.(a)             1,350,000        47,418,750
---------------------------------------------------------------
Intel Corp.                           750,000        45,890,625
---------------------------------------------------------------
LSI Logic Corp.(a)                    382,900        13,018,600
---------------------------------------------------------------
Texas Instruments, Inc.               900,000        91,912,500
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,000,000        91,250,000
---------------------------------------------------------------
                                                    289,490,475
---------------------------------------------------------------

ENTERTAINMENT-1.95%

Time Warner, Inc.                   2,500,000       175,000,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.30%

Teradyne, Inc.(a)                     571,900        26,986,531
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-5.32%

American Express Co.                  610,500        79,784,719
---------------------------------------------------------------
Fannie Mae                          2,500,000       177,343,750
---------------------------------------------------------------
Freddie Mac                         3,500,000       219,625,000
---------------------------------------------------------------
                                                    476,753,469
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-7.37%

Abbott Laboratories                 3,650,000       176,796,875
---------------------------------------------------------------
American Home Products Corp.        1,322,300        80,660,300
---------------------------------------------------------------
Bristol-Myers Squibb Co.            1,248,600        79,364,137
---------------------------------------------------------------
Johnson & Johnson                   1,461,900       142,535,250
---------------------------------------------------------------
Warner-Lambert Co.                  2,661,000       180,781,687
---------------------------------------------------------------
                                                    660,138,249
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.32%

Watson Pharmaceuticals, Inc.(a)       700,000        28,350,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-3.91%

Lilly (Eli) & Co.                   1,600,000       117,800,000
---------------------------------------------------------------
Pfizer, Inc.                          525,000        60,407,813
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.            2,042,700       114,391,200
---------------------------------------------------------------

                              AIM WEINGARTEN FUND                             33

                                                     MARKET
                                    SHARES           VALUE
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-(CONTINUED)

Schering-Plough Corp.               1,200,000    $   57,975,000
---------------------------------------------------------------
                                                    350,574,013
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-6.17%

Bausch & Lomb, Inc.                   933,100        69,982,500
---------------------------------------------------------------
Baxter International, Inc.            925,000        58,275,000
---------------------------------------------------------------
Becton, Dickinson & Co.             3,525,000       131,085,938
---------------------------------------------------------------
Boston Scientific Corp.(a)          1,075,500        45,775,969
---------------------------------------------------------------
Guidant Corp.                       1,924,100       103,300,119
---------------------------------------------------------------
Medtronic, Inc.                     2,000,000       143,875,000
---------------------------------------------------------------
                                                    552,294,526
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.75%

American International Group,
  Inc.                              1,334,625       156,735,023
---------------------------------------------------------------

LODGING-HOTELS-0.88%

Carnival Corp.                      1,902,800        78,490,500
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-3.31%

Tyco International Ltd.             2,442,830       198,479,938
---------------------------------------------------------------
United Technologies Corp.             675,000        97,790,625
---------------------------------------------------------------
                                                    296,270,563
---------------------------------------------------------------

NATURAL GAS-0.50%

Enron Corp.                           600,000        45,150,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.89%

Home Depot, Inc. (The)              1,900,000       113,881,250
---------------------------------------------------------------
Lowe's Companies, Inc.              2,750,000       145,062,500
---------------------------------------------------------------
                                                    258,943,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.32%

Best Buy Co., Inc.(a)               1,340,000        63,985,000
---------------------------------------------------------------
Tandy Corp.                           750,000        54,328,125
---------------------------------------------------------------
                                                    118,313,125
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.60%

Dollar Tree Stores, Inc.(a)         1,465,000        53,472,500
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.50%

Kroger Co.(a)                       1,727,500        93,824,844
---------------------------------------------------------------
Safeway, Inc.(a)                      750,000        40,453,125
---------------------------------------------------------------
                                                    134,277,969
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.63%

Dayton Hudson Corp.                 1,000,000        67,312,500
---------------------------------------------------------------
Fred Meyer, Inc.(a)                   272,500        14,749,063
---------------------------------------------------------------
Wal-Mart Stores, Inc.               1,396,800        64,252,800
---------------------------------------------------------------
                                                    146,314,363
---------------------------------------------------------------

RETAIL (SPECIALTY)-3.83%

Amazon.com, Inc.(a)                   498,600        85,790,363
---------------------------------------------------------------

RETAIL (SPECIALTY)-(CONTINUED)
                                                     MARKET
                                    SHARES           VALUE
Office Depot, Inc.(a)               6,370,050    $  140,141,100
---------------------------------------------------------------
Staples, Inc.(a)                    2,965,400        88,962,000
---------------------------------------------------------------
Tiffany & Co.                         329,500        27,678,000
---------------------------------------------------------------
                                                    342,571,463
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.88%

Abercrombie & Fitch Co.-Class
  A(a)                                701,700        66,749,212
---------------------------------------------------------------
Gap, Inc. (The)                       446,050        29,690,203
---------------------------------------------------------------
Intimate Brands, Inc.               1,436,400        71,820,000
---------------------------------------------------------------
                                                    168,259,415
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.36%

Outdoor Systems, Inc.(a)            4,821,525       121,442,161
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.70%

Affiliated Computer Services,
  Inc.(a)                             896,100        34,275,825
---------------------------------------------------------------
Ceridian Corp.(a)                   1,290,000        47,246,250
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                           1,455,800        56,230,275
---------------------------------------------------------------
First Data Corp.                    1,500,000        63,656,250
---------------------------------------------------------------
Fiserv, Inc.(a)                       690,600        40,443,263
---------------------------------------------------------------
                                                    241,851,863
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.45%

MCI WorldCom, Inc.(a)               4,849,800       398,592,937
---------------------------------------------------------------
    Total Domestic Common
      Stocks (Cost
      $5,571,719,342)                             8,134,691,584
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-5.11%

CANADA-1.30%

Northern Telecom Ltd.-ADR
  (Communications Equipment)        1,700,000       115,918,750
---------------------------------------------------------------

FINLAND-1.44%

Nokia Oyj (Communications
  Equipment)                          324,800        25,034,064
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        1,400,000       103,862,500
---------------------------------------------------------------
                                                    128,896,564
---------------------------------------------------------------

IRELAND-0.60%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic &
  Other)(a)                         1,043,300        53,729,950
---------------------------------------------------------------

NETHERLANDS-1.77%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                          769,000        65,653,375
---------------------------------------------------------------
Philips Electronics N.V.
  (Household Furniture &
  Appliances)                       1,081,000        93,083,639
---------------------------------------------------------------
                                                    158,737,014
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests
      (Cost $400,758,187)                           457,282,278
---------------------------------------------------------------

 34                           AIM WEINGARTEN FUND

                                  PRINCIPAL          MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENT-3.88%(b)

Goldman, Sachs & Co., 4.94%,
  05/03/99 (Cost
  $347,244,869)(c)               $347,244,869    $  347,244,869
---------------------------------------------------------------
TOTAL INVESTMENTS-99.82%                          8,939,218,731
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.18%                                  16,464,806
---------------------------------------------------------------
TOTAL NET ASSETS-100.00%                         $8,955,683,537
===============================================================

Abbreviation:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,667. Collateralized by $407,564,858 U.S. Government obligations, 5.00% to 8.00% due 07/01/03 to 05/01/29 with an aggregate market value at 04/30/99 of $408,000,001.

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND                             35

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $6,319,722,398)                         $8,939,218,731
--------------------------------------------------------
Receivables for:
  Investments sold                           180,240,937
--------------------------------------------------------
  Capital stock sold                          15,917,032
--------------------------------------------------------
  Dividends and interest                       4,648,237
--------------------------------------------------------
Investment for deferred compensation
  plan                                           115,648
--------------------------------------------------------
Other assets                                     198,706
--------------------------------------------------------
    Total assets                           9,140,339,291
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                      162,360,014
--------------------------------------------------------
  Capital stock reacquired                    12,268,301
--------------------------------------------------------
  Deferred compensation                          115,648
--------------------------------------------------------
Accrued advisory fees                          4,327,628
--------------------------------------------------------
Accrued administrative services fees              19,288
--------------------------------------------------------
Accrued directors' fees                           13,350
--------------------------------------------------------
Accrued distribution fees                      3,727,923
--------------------------------------------------------
Accrued transfer agent fees                      800,535
--------------------------------------------------------
Accrued operating expenses                     1,023,067
--------------------------------------------------------
    Total liabilities                        184,655,754
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $8,955,683,537
--------------------------------------------------------

NET ASSETS:

Class A                                   $7,717,881,519
========================================================
Class B                                   $1,072,717,717
========================================================
Class C                                   $   61,899,473
========================================================
Institutional Class                       $  103,184,828
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                291,850,405
========================================================
Class B:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 41,915,873
========================================================
Class C:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                  2,417,284
========================================================
Institutional Class:
  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  3,821,833
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        26.44
--------------------------------------------------------
  Offering price per share:
      (Net asset value of
         $26.44 divided by 94.50%)        $        27.98
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        25.59
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        25.61
========================================================
Institutional Class:
  Net asset value, offering and
    redemption price per share            $        27.00
========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $538,610 foreign
  withholding tax)                          $   19,684,424
----------------------------------------------------------
Interest                                        10,253,425
----------------------------------------------------------
    Total investment income                     29,937,849
----------------------------------------------------------

EXPENSES:

Advisory fees                                   25,796,512
----------------------------------------------------------
Administrative services fees                       109,744
----------------------------------------------------------
Custodian fees                                     290,748
----------------------------------------------------------
Directors' fees                                     33,673
----------------------------------------------------------
Distribution fees-Class A                       10,721,830
----------------------------------------------------------
Distribution fees-Class B                        4,489,959
----------------------------------------------------------
Distribution fees-Class C                          185,840
----------------------------------------------------------
Transfer agent fees-Class A                      4,027,404
----------------------------------------------------------
Transfer agent fees-Class B                        894,615
----------------------------------------------------------
Transfer agent fees-Class C                         46,974
----------------------------------------------------------
Transfer agent fees-Institutional Class              4,664
----------------------------------------------------------
Other                                            1,278,205
----------------------------------------------------------
    Total expenses                              47,880,168
----------------------------------------------------------
Less: Fees waived by advisor                    (1,949,330)
----------------------------------------------------------
    Expenses paid indirectly                       (74,354)
----------------------------------------------------------
    Net expenses                                45,856,484
----------------------------------------------------------
Net investment income (loss)                   (15,918,635)
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                      1,160,662,484
----------------------------------------------------------
  Foreign currencies                            (4,495,922)
----------------------------------------------------------
  Futures contracts                             10,089,965
----------------------------------------------------------
  Option contracts purchased                    (3,914,290)
----------------------------------------------------------
  Option contracts written                     (29,103,796)
----------------------------------------------------------
                                             1,133,238,441
----------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                        911,257,020
----------------------------------------------------------
  Foreign currencies                               (12,453)
----------------------------------------------------------
  Futures contracts                             (6,756,866)
----------------------------------------------------------
  Option contracts purchased                    (3,182,585)
----------------------------------------------------------
  Option contracts written                      (7,126,569)
----------------------------------------------------------
                                               894,178,547
----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                2,027,416,988
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $2,011,498,353
==========================================================

 36                           AIM WEINGARTEN FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (15,918,635)   $       89,216
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                   1,133,238,441       514,276,104
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             894,178,547       255,708,695
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations    2,011,498,353       770,074,015
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (3,891,948)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (345,675)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (405,150,816)     (864,947,763)
----------------------------------------------------------------------------------------------
  Class B                                                        (49,729,963)      (76,736,323)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,700,579)         (626,936)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (4,840,109)       (9,231,714)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        260,991,725       442,079,076
----------------------------------------------------------------------------------------------
  Class B                                                        206,395,649       240,674,117
----------------------------------------------------------------------------------------------
  Class C                                                         33,103,395        21,194,188
----------------------------------------------------------------------------------------------
  Institutional Class                                             13,434,732        12,302,794
----------------------------------------------------------------------------------------------
       Net increase in net assets                              2,059,764,764       534,781,454
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          6,895,918,773     6,361,137,319
----------------------------------------------------------------------------------------------
  End of period                                               $8,955,683,537    $6,895,918,773
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $5,196,302,992    $4,682,377,491
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (16,121,519)        4,034,739
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                  1,156,055,229       484,238,255
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   2,619,446,835     1,725,268,288
----------------------------------------------------------------------------------------------
                                                              $8,955,683,537    $6,895,918,773
==============================================================================================

See Notes to Financial Statements.
                              AIM WEINGARTEN FUND                             37

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1999
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option

 38                           AIM WEINGARTEN FUND
    written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently contractually waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is contractual and may not be terminated without approval by the Board of Directors of the Company. During the six months ended April 30, 1999, AIM waived fees of $1,949,330. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $109,744 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $2,719,811 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999,

                              AIM WEINGARTEN FUND                             39
the Class A, Class B and Class C shares paid AIM Distributors $10,721,830, $4,489,959, and $185,840, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,081,813 from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $118,545 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS and FMC.
  During the six months ended April 30, 1999, the Fund paid legal fees of $7,269 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $53,442 and $20,912, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $74,354 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended April 30, 1999 was $5,976,000,039 and $5,810,462,211, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of April 30, 1999 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $2,631,418,154
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (32,728,604)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $2,598,689,550
==========================================================

Cost of investments for tax purposes is $6,340,529,181.

 40                           AIM WEINGARTEN FUND

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                             79,608     $ 44,508,416
---------------------------------------------------------------------------------------
Written                                                         16,655       15,409,447
---------------------------------------------------------------------------------------
Closed                                                         (42,149)     (32,128,190)
---------------------------------------------------------------------------------------
Exercised                                                       (7,902)      (3,522,927)
---------------------------------------------------------------------------------------
Expired                                                        (46,212)     (24,266,746)
---------------------------------------------------------------------------------------
End of period                                                        0     $          0
=======================================================================================

NOTE 8-PUT OPTIONS PURCHASED

Transactions in put options purchased during the six months ended April 30, 1999 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS        PAID
                                                              ---------    ------------
Beginning of period                                              9,625     $  3,914,290
---------------------------------------------------------------------------------------
Expired                                                         (9,625)      (3,914,290)
---------------------------------------------------------------------------------------
End of period                                                        0     $          0
=======================================================================================

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding during six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                                                                     APRIL 30, 1999                  OCTOBER 31, 1998
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    ---------------
Sold:
  Class A                                                      26,149,014    $ 655,880,167     62,788,326    $ 1,368,867,407
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,565,647      236,334,175     12,056,594        257,385,548
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,596,692       39,831,471      1,204,025         25,772,311
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             524,593       13,566,195        593,328         13,533,791
----------------------------------------------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                                      16,540,579      383,079,336     41,795,514        813,441,370
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,102,818       47,272,428      3,831,332         73,061,374
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          71,202        1,602,038         31,251            600,022
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             217,868        5,146,039        456,144          9,035,386
----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (31,482,870)    (777,967,778)   (79,734,776)    (1,740,229,701)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,168,749)     (77,210,954)    (4,228,997)       (89,772,805)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (343,916)      (8,330,114)      (246,074)        (5,178,145)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (206,548)      (5,277,502)      (458,838)       (10,266,383)
----------------------------------------------------------------------------------------------------------------------------
                                                               21,566,330    $ 513,925,501     38,087,829    $   716,250,175
============================================================================================================================

                              AIM WEINGARTEN FUND                             41

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998.

                                                                      OCTOBER 31,
                                  APRIL 30,     -------------------------------------------------------
                                    1999         1998        1997        1996        1995        1994
                                  ---------     -------     -------    --------    --------    --------
Net asset value, beginning of
  period                          $  22.18      $ 23.05     $ 20.46    $  20.48    $  17.94    $  17.69
--------------------------------  --------      -------     -------    --------    --------    --------
Income from investment
  operations:
  Net investment income               0.02         0.10        0.08        0.17        0.10        0.17
--------------------------------  --------      -------     -------    --------    --------    --------
  Net gains on securities (both
    realized and unrealized)          6.36         2.43        4.90        2.52        4.35        0.58
--------------------------------  --------      -------     -------    --------    --------    --------
    Total from investment
      operations                      6.38         2.53        4.98        2.69        4.45        0.75
--------------------------------  --------      -------     -------    --------    --------    --------
Less distributions:
  Dividends from net investment
    income                           (0.10)          --       (0.15)         --       (0.13)      (0.17)
--------------------------------  --------      -------     -------    --------    --------    --------
  Distributions from net
    realized gains                   (1.46)       (3.40)      (2.24)      (2.71)      (1.78)      (0.33)
--------------------------------  --------      -------     -------    --------    --------    --------
    Total distributions              (1.56)       (3.40)      (2.39)      (2.71)      (1.91)      (0.50)
--------------------------------  --------      -------     -------    --------    --------    --------
Net asset value, end of period    $  27.00      $ 22.18     $ 23.05    $  20.46    $  20.48    $  17.94
================================  ========      =======     =======    ========    ========    ========
Total return                         29.78%       12.79%      27.37%      15.34%      28.69%       4.37%
================================  ========      =======     =======    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $103,185      $72,884     $62,124    $ 60,483    $ 54,332    $ 40,486
================================  ========      =======     =======    ========    ========    ========
Ratio of expenses to average net
  assets(a)                           0.63%(b)     0.62%       0.64%       0.65%       0.70%       0.65%
================================  ========      =======     =======    ========    ========    ========
Ratio of net investment income
  to average net assets(c)            0.10%(b)     0.49%       0.50%       0.80%       0.45%       1.00%
================================  ========      =======     =======    ========    ========    ========
Portfolio turnover rate                 75%         125%        128%        159%        139%        136%
================================  ========      =======     =======    ========    ========    ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.68% (annualized), 0.67%, 0.68%, 0.68%, 0.72% and 0.68% for 1999-1994.
(b) Ratios are annualized and based on average net assets of $91,261,287.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.05% (annualized), 0.44%, 0.46%, 0.77%, 0.43% and 0.98%
    for 1999-1994.

 42                           AIM WEINGARTEN FUND

                                                            Directors & Officers

BOARD OF DIRECTORS                                OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                        11 Greenway Plaza
Chairman                                          Chairman                                Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                               INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                                Gary T. Crum                            Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                              SUB-ADVISOR
Director                                          Edgar M. Larsen
Cortland Trust Inc.                               Senior Vice President                   A I M Capital Management, Inc.
                                                                                          11 Greenway Plaza
Edward K. Dunn Jr.                                Dana R. Sutton                          Suite 100
Chairman, Mercantile Mortgage Corp.;              Vice President and Treasurer            Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox                         TRANSFER AGENT
President, Mercantile Bankshares                  Vice President
                                                                                          A I M Fund Services, Inc.
Jack Fields                                       Mary J. Benson                          P.O. Box 4739
Chief Executive Officer                           Assistant Vice President                Houston, TX 77210-4739
Texana Global, Inc.;                              and Assistant Treasurer
Formerly Member                                                                           CUSTODIAN
of the U.S. House of Representatives              Sheri Morris
                                                  Assistant Vice President                State Street Bank and Trust Company
Carl Frischling                                   and Assistant Treasurer                 225 Franklin Street
Partner                                                                                   Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP             Renee A. Friedli
                                                  Assistant Secretary                     COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer             P. Michelle Grace                       Ballard Spahr
A I M Management Group Inc.                       Assistant Secretary                     Andrews & Ingersoll, LLP
                                                                                          1735 Market Street
Prema Mathai-Davis                                Jeffrey H. Kupor                        Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.;      Assistant Secretary
Commissioner, New York City Dept. for the                                                 COUNSEL TO THE DIRECTORS
Aging; and member of the Board of Directors,      Nancy L. Martin
Metropolitan Transportation Authority of          Assistant Secretary                     Kramer, Levin, Naftalis & Frankel LLP
New York State                                                                            919 Third Avenue
                                                  Ofelia M. Mayo                          New York, NY 10022
Lewis F. Pennock                                  Assistant Secretary
Attorney                                                                                  DISTRIBUTOR
                                                  Lisa A. Moss
Louis S. Sklar                                    Assistant Secretary                     Fund Management Company
Executive Vice President                                                                  11 Greenway Plaza
Hines Interests                                   Kathleen J. Pflueger                    Suite 100
Limited Partnership                               Assistant Secretary                     Houston, TX 77002

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

                              AIM WEINGARTEN FUND                             43

                      [This Page Intentionally Left Blank]

[AIM LOGO APPEARS HERE]


Fund Management Company
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1188